UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0792

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                      (AMERICAN HOSPITAL ASSOCIATION LOGO)

                            AHA INVESTMENT FUNDS(TM)
                        SERIES OF THE CNI CHARTER FUNDS

                                    (GRAPHIC)

2009 SEMI-ANNUAL REPORT
March 31, 2009

AHA Limited Maturity Fixed Income Fund
AHA Full Maturity Fixed Income Fund
AHA Balanced Fund
AHA Diversified Equity Fund
AHA Socially Responsible Equity Fund

CCM Advisors, LLC is the AHA-sponsored investment advisor for the AHA Investment Program

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

Semi-Annual Report
AHA Investment Funds
Series of CNI Charter Funds

 2   Letter to Our Shareholders
 6   Schedules of Investments
29   Statements of Assets and Liabilities
30   Statements of Operations
32   Statements of Changes in Net Assets
34   Financial Highlights
36   Notes to Financial Statements
42   Disclosure of Fund Expenses
43   Approval of Sub-Advisory Agreements

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request by calling 1-800-445-1341, (2) on the CNI Charter Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the CNI Charter Funds' website at www.cnicharterfunds.com and without charge, upon request by calling 1-800-445-1341.


                          AHA INVESTMENT FUNDS | PAGE 1
letter to our shareholders
MARCH 31, 2009

Dear Shareholder,

The first half of our fiscal year, the six months ending March 31, 2009, experienced a downward spiral in the stock and bond markets not seen in seventy years. The recession is now the longest on record since the 1930s due to the mortgage crisis, the freeze up of bank lending, and the subsequent bailout of the banking industry. The resulting emergency actions by the Federal Reserve Bank ("Fed") to ease credit markets has resulted in Fed Funds rates of zero to 25 basis points (0.25%) (see Yield Curve table below showing the last three quarter-end yields by maturity).While investors in the AHA Investment Funds felt the market effects, the conservative nature of the AHA Funds has provided more protection in the fixed income funds than many of their peers by investment strategy and high quality standards for risk control. The AHA Full Maturity Fixed Income Fund was awarded Lipper Leader recognition for both the Institutional Class and Class N for consistency of returns over the three years ending March 31, 2009 and for the overall total return in the Corporate Bond Funds peer group. The Institutional Class of the AHA Limited Maturity Fund was also recognized by Lipper for consistent returns over the three and five years ending March 31, 2009 among Short-Intermediate Investment Grade Bond Funds.

The AHA Funds investors saw the benefits of diversification come into effect late in the half year after the Obama administration's multi-pronged actions were announced as follows:

-    On March 9, the $75B housing rescue plan was made public;

- On March 18, the Fed's plan to buy $300B of Treasuries and mortgage-backed securities was announced;

- On March 24, the Obama administration unveiled its Public-Private Investment Program to buy up to $2T in toxic real estate assets from banks.

Please find below a review of the first half of the fiscal year for the AHA Investment Funds.

AHA LIMITED MATURITY FUND

Because of strict high credit quality standards this Fund has responded favorably to Fed rate cuts designed to melt the freeze up of credit markets. The two managers of the AHA Limited Maturity Fund complement each other by bringing a core + ALPHA strategy to diversify by investing in different maturity ranges:

- Patterson Capital Corporation manages in the core 1-3 year maturity range, and is heavily weighted towards government securities;

- City National Asset Management, Inc. ("CNAM"), as the ALPHA manager, proactively shifts duration along the 1-5 year maturity spectrum.

The core manager, led by CIO Joe Patterson, a veteran of four decades of interest rate cycles, kept duration short and allocated more towards governments and mortgages. As a result of the announcements from Washington, D.C., Treasuries rallied as the two-year targeted T-note dropped 22 basis points (0.22%) in yield (bond yields and prices move in opposite directions). The mortgage-backed sector welcomed the news of buybacks as well and outperformed Treasuries. Going forward, Mr. Patterson says,"We expect the follow through on the government's rescue efforts to have a positive impact in the bond markets. In terms of the portfolio, we are still maintaining an emphasis on liquidity and quality, and selectively adding high quality corporate at the expense of Treasuries and Agencies."

The ALPHA manager maintained its duration longer than the core manager and was overweight in mortgage-backed securities. CNAM also took advantage of the new Temporary Liquidity Guarantee Program in which the Federal Deposit Insurance Corporation ("FDIC") supports the issuance of short term notes by financial institutions to maintain the liquidity of the banking system. This has resulted in three of the top ten holdings having FDIC backing: JP Morgan Chase, GE Capital and Goldman Sachs. In a search for interest accrual, the sub-advisor has been accumulating high quality credits as opposed to low yielding Treasuries.


                          AHA INVESTMENT FUNDS | PAGE 2
letter to our shareholders
MARCH 31, 2009

Overall, both managers have helped the Fund's shares provide a 30-day SEC yield above the benchmark. The Class N yield in March was 3.57% and the Institutional Class was 3.82%, as compared to 0.78% for the Merrill Lynch 1-3 year Treasury Index and 0.16% for 90-day T-Bills.

Six-month returns were 3.58% for Class N shares and 3.71% for Institutional Class shares compared to 0.96% average returns for the Lipper peer group of Short-Intermediate Investment Grade Bond Funds. The returns ranked 37th and 34th respectively out of 155 similar funds. The AHA Limited Maturity Fund maintained liquidity and safety without interruption for our investors throughout the crisis in the bond markets.

                               (PERFORMANCE GRAPH)

        3/31/2009   12/31/2008   9/30/2008
        ---------   ----------   ---------
3 M       0.21%        0.11%       0.92%
6 M       0.43%        0.27%       1.60%
1 Yr      0.57%        0.37%       1.78%
2 Yr      0.81%        0.76%       2.00%
3 Yr      1.15%        1.00%       2.28%
          1.41%        1.27%       2.63%
5 Yr      1.67%        1.55%       2.98%
          2.28%        1.87%       3.38%
10 Yr     2.71%        2.25%       3.85%
          3.16%        2.51%       4.04%
          3.61%        2.78%       4.23%
          3.59%        3.05%       4.43%
25Y+      3.56%        2.63%       4.31%

AHA FULL MATURITY FIXED INCOME FUND

This high investment grade credit quality Fund is co-managed by sub-advisors following a core + ALPHA manager strategy as follows:

- Baird Advisors is the core manager, investing half of the Fund in a portfolio duration matched to the Barclays U.S. Aggregate Bond Index, and allocating among sectors in a broadly diversified manner that seeks to manage bond market risk;

- Boyd Watterson Asset Management is the ALPHA manager, actively investing half of the Fund in a portfolio duration tilted above or below the Barclays Intermediate Government/Credit Index based on economic and interest rate cycles, and over/under weighting bond market sectors in an effort to maximize returns.

The government surprised the bond market with the extent of the Treasury Department and the Fed's intervention. During the first quarter of 2009, the Fed actively promoted economic recovery and price stability, in the near term meaning fighting deflation; in the longer term it may mean inflation. As the Fed is committed to preventing interest rates from rising, and the targeted Fed Funds rate is at the zero to 25 basis points (0.25%) range now, both the core and alpha sub-advisors have adopted duration-neutral stances. Unusually, both the Aggregate and Intermediate indices durations are nearly identical, which therefore is the duration of the AHA Full Maturity Fund.

The core manager held an overweight in Asset-Backed Securities (ABS) compared to the index. These credit card receivables benefitted from government Term Asset-Backed Securities Loan Facility (" TALF") support aimed at securitized markets which have been frozen for six months. TALF liquidity enabled Asset-Backed Securities to rebound sharply in the quarter (+7.56%), making it the best performing sector. Treasury and Agency debenture holdings, constituting 28% of the Fund, jumped in March after slumping earlier in the quarter. U.S. Government and general market mortgage-backed obligations, representing 27% of the Fund, were buoyed by steady government purchases. This was the largest sector weighting in the core portfolio.

Due to the flight to Treasuries during the market meltdown in the fourth quarter of 2008, their prices became overbid. The ALPHA manager took advantage of this pricing and sold Treasuries in the first quarter, as well as financial sector corporate bonds. The strategy of the ALPHA portfolio manager in the Fund is to increase exposure to industrial corporate bonds of high credit quality for income generation and price appreciation. While at 17 months the recession is already the longest since the Depression, the industrial bond market is coming off extremely low prices early in 2009 and performed well in March.

AHA Full Maturity Fixed Income Fund jumped 1.33% for Class N and 1.35% for Institutional Class in March, ahead of the Barclays Intermediate Government/


                          AHA INVESTMENT FUNDS | PAGE 3
letter to our shareholders
MARCH 31, 2009

Credit Bond Index performance of 0.95% and the Lipper Corporate Debt peer group return of 1.23%. This gave it an edge over both benchmarks for the first quarter of calendar year 2009 as well. For the past six months the Fund outperformed its Lipper peer group by 4% as many bond funds produced negative returns in the crisis. For the first six months of our fiscal year, the AHA Full Maturity Fixed Income Fund returned 3.79% for Class N, and 3.82% for Institutional Class, compared to -1.65% for the Lipper Corporate Bond Funds peer group. The Barclays Intermediate Government/Credit Index, which does not include mortgages, returned 4.79% for the last six months. The Institutional Class of the Fund was the recipient of the Lipper Leader Award in its peer group in 2008 for its steady and consistently positive returns over the past three and five years.

AHA BALANCED FUND

The AHA Balanced Fund is what Morningstar labels a moderately balanced fund, with target weightings of 60% large cap core stocks, 30% core bonds, and 10% cash. The Fund during these six months was divided between two managers, Freeman Investment Management for core equity and Baird Advisors for core bonds. During the first half of the fiscal year the Fund returned -16.10% for the Institutional Class compared to -21.52% for its Lipper peer group of Mixed-Asset Target Allocation Funds. It ranked in the top decile of its peer group at 52nd out of 709. The blended index of 60% S&P 500, 30% Lehman Aggregate and 10% Treasury Bills returned -17.87% for the six months. The approach of the core equity manager, Freeman Investment Management, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales. It also is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the index. During the six months, Freeman's volatility metrics caused it to expand holdings to 300 in December, and decrease to 175 (the normal range) by March 2009.

The core bond manager, Baird Advisors, with a mandate to follow a market neutral duration compared to the Lehman Aggregate Index, shifted to a more heavily government-weighted portfolio in September 2008. This benefitted the returns all the more since its fixed income weighting increased relative to the equity holdings as the stock market fell and the government securities had a positive return in the flight to quality.

AHA DIVERSIFIED EQUITY FUND

During this six month period, the AHA Diversified Equity Fund kept its goal of diversification by investment style intact. Turner Investment Partners was added to the Fund in March 2008 as a large cap growth ALPHA manager. An ALPHA manager seeks to provide returns in excess of market generated returns, and may be more concentrated in certain industry sectors. SKBA Capital Management (large/mid-cap ALPHA) and AMBS Investment Counsel (traditional large cap value), provide value style to the Fund to complement the core manager, Freeman Investment Management, as illustrated in the pie chart.

                                  (PIE CHART)

Freeman - Core               30.00%
AMBS - Fundamental Value     17.50%
SKBA - Large-Mid Value       17.50%
Turner Investment - Growth   35.00%

During the six month period under review, Class N shares of the Fund returned -29.14%, and the Institutional Class returned -29.12%, versus -29.66% for the Lipper Large Cap Core peer group. The Fund ranked in the upper third of the Lipper universe. The approach of the core manager, Freeman Investment Management, relies heavily upon quantitative models emphasizing price-to-cash flow, price-to-earnings and price-to-sales. The core portion of the Fund is diversified in all S&P 500 sectors within a narrow range of the sector weightings of the index.

SKBA, an ALPHA manager in the large/mid-capitalization range, was able to add to the Fund's performance by diversification in holdings with favorable dividend and price valuations in the Energy, Healthcare and non-bank Financials sectors; underweights in Consumer Staples and Materials, sectors which performed well in the half year, were lags on comparative performance.


                          AHA INVESTMENT FUNDS | PAGE 4
letter to our shareholders
MARCH 31, 2009

AMBS, a traditional value manager, concentrates holdings in certain sectors. AMBS held a zero percent weighting in Utilities; in the first quarter of 2009 it was advantageous to avoid this sector. The manager also had a heavy weighting in Consumer Staples and Industrials, two of the better performing sectors, and it fortunately underweighted Financials, which had underperformance in this period. Information Technology was a large sector holding which aided performance in the March 2009 period end.

In March 2008,Turner Investment Partners began management of 27.5% of the Fund, with assets transferred proportionately from the other three managers. Turner adds an ALPHA large cap growth dimension to the Fund which we believe will address a long-term trend in the equity market. By March 2009 heavy shifting toward overweighting Information Technology was beneficial as that sector led all the others in early 2009, giving the portfolio an edge.

For the six months under review this Fund performed much as its peers, as stated above, but in the recent quarter pulled ahead of the pack, beating the S&P 500 by 340 basis points (3.40%) for the quarter at -7.62% for the Class N and -7.60 for the Institutional Class, versus -11.01% for the index, due in large part to the contributions of the growth manager.

AHA SOCIALLY RESPONSIBLE EQUITY FUND

This Fund is sub-advised solely by SKBA Capital Management, a manager with expertise in socially conscious investing following a large-to-mid-capitalization value oriented strategy. For the half year it returned -37.05% for Class N and -36.93% for Institutional Class, compared to -28.93% for the Domini 400 Social Index and -31.71% for the Lipper Multi-Cap Value Funds. SKBA invests from a universe of stocks which are screened for social values including pro-environmental, good corporate governance and citizenship, and follows the guidelines of the U.S. Conference of Catholic Bishops. Starting with a universe of 600 stocks remaining after socially screening the Russell Value Index, and stocks outside the index, this Fund seeks to invest responsibly both along fundamental stock valuation analysis and through social concerns. The Fund is heavily weighted in Energy, notably natural gas production and distribution as a cleaner energy source, non-bank Financials, Health and Consumer Staples sectors. However, as growth stocks pulled ahead in the first quarter the value orientation of the holdings lagged in performance. We are confident that the approach is sound and will prove a benefit to shareholders.

We at CCM Advisors, LLC, the investment advisor to the AHA Investment Funds, series of the CNI Charter Funds, are grateful for your trust. We are confident that our combination of core plus ALPHA sub-advisor strategies and socially responsible investing are designed to provide an optimal investment approach which will weather financial crises and serve your investment needs.

Sincerely,


/s/ Timothy G. Solberg

Timothy G. Solberg, CFA
CHIEF INVESTMENT OFFICER
AHA INVESTMENT FUNDS, SERIES OF THE CNI CHARTER FUNDS

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. OPINIONS EXPRESSED ABOVE ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED, AND SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY OR SELL ANY SECURITY. PLEASE REFER TO THE SCHEDULE OF INVESTMENTS IN THE REPORT FOR FUND HOLDINGS AND INDEX DEFINITIONS. PORTFOLIO HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE.

THE ADVISOR HAS AN AGREEMENT IN PLACE TO WAIVE FEES. IN THE ABSENCE OF SUCH WAIVERS, TOTAL RETURN WOULD BE REDUCED.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

CHANGING INTEREST RATES CAN ADVERSELY AFFECT THE VALUE OF AN INVESTMENT IN THE AHA LIMITED AND FULL MATURITY FUNDS.

THE S&P 500 INDEX IS A BROAD BASED UNMANAGED INDEX OF 500 STOCKS WHICH IS WIDELY RECOGNIZED AS REPRESENTATIVE OF THE EQUITY MARKET IN GENERAL. THE BARCLAYS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX IS A MARKET VALUE WEIGHTED PERFORMANCE BENCHMARK FOR GOVERNMENT AND CORPORATE FIXED-RATE DEBT ISSUES WITH MATURITIES BETWEEN ONE AND TEN YEARS. THE MERRILL LYNCH 1-3 TREASURY YEAR INDEX IS A MARKET VALUE WEIGHTED INDEX OF U.S. TREASURY SECURITIES WITH MATURITIES OF 1-3 YEARS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO.


                          AHA INVESTMENT FUNDS | PAGE 5
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA LIMITED MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Corporate Bonds                               38.1%
U.S. Government Mortgage-Backed Obligations   23.4%
U.S. Government Agency Obligations            17.3%
U.S. Treasury Obligations                     16.9%
Cash Equivalent                                4.3%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
CORPORATE BONDS [39.0%]
   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      7.125%, 11/15/10                                  $      175   $       188
                                                                     ===========
   AEROSPACE/DEFENSE [1.6%]
   Boeing
      5.000%, 03/15/14                                         550           564
                                                                     ===========
   BANKS [6.0%]
   Bank of America
      4.375%, 12/01/10                                          60            57
   Goldman Sachs Group
      1.625%, 07/15/11                                       1,000         1,001
   JPMorgan Chase
      3.125%, 12/01/11                                       1,000         1,036
   Wachovia
      4.375%, 06/01/10                                         100            97
                                                                     -----------
   TOTAL BANKS                                                             2,191
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [2.2%]
   Hewlett-Packard
      6.125%, 03/01/14                                         550           586
   IBM
      4.950%, 03/22/11                                         190           200
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   786
                                                                     ===========
   ENERGY [1.3%]
   Exelon Generation
      6.950%, 06/15/11                                         200           204
   Florida Power
      4.500%, 06/01/10                                         250           255
                                                                     -----------
   TOTAL ENERGY                                                              459
                                                                     ===========
   FINANCIAL SERVICES [9.1%]
   American General Finance,
      Ser H, MTN
      5.375%, 10/01/12                                       1,700           683

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Boeing Capital
      6.100%, 03/01/11                                  $      250   $       263
   Caterpillar Financial Services, MTN
      5.050%, 12/01/10                                         200           204
   General Electric Capital
      3.000%, 12/09/11                                       1,000         1,030
   General Electric Capital, MTN
      4.875%, 10/21/10                                         150           149
   General Electric Capital, Ser A, MTN
      6.000%, 06/15/12                                         550           542
   HSBC Finance
      6.375%, 11/27/12                                         550           444
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                3,315
                                                                     ===========
   FOOD,  BEVERAGE & TOBACCO [1.5%]
   Coca-Cola
      5.750%, 03/15/11                                         145           155
   Kellogg
      6.600%, 04/01/11                                         200           214
   Unilever Capital
      7.125%, 11/01/10                                         150           161
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            530
                                                                     ===========
   INSURANCE [0.1%]
   Allstate
      7.200%, 12/01/09                                          50            50
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [6.7%]
   Bear Stearns, MTN
      6.950%, 08/10/12                                         550           560
   Credit Suisse First Boston
      6.125%, 11/15/11                                         550           560
   Goldman Sachs Group
      4.500%, 06/15/10                                         100           100
   Merrill Lynch, MTN
      4.250%, 02/08/10                                         550           519
   Morgan Stanley
      6.750%, 04/15/11                                         550           550
      4.250%, 05/15/10                                         150           146
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   2,435
                                                                     ===========
   MULTI-MEDIA [1.6%]
   Walt Disney, MTN
      6.375%, 03/01/12                                         550           594
                                                                     ===========
   OIL, GAS & CONSUMABLE FUELS [3.1%]
   Chevron
      3.950%, 03/03/14                                         525           539

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 6
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA LIMITED MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   ConocoPhillips
      4.750%, 02/01/14                                  $      550   $       572
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                       1,111
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [2.1%]
   ConocoPhillips
      8.750%, 05/25/10                                         250           267
   Occidental Petroleum, MTN
      4.250%, 03/15/10                                         500           512
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           779
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [3.2%]
   AT&T
      6.250%, 03/15/11                                         550           574
   Verizon Communications
      7.250%, 12/01/10                                         550           581
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,155
                                                                     ===========
      TOTAL CORPORATE BONDS
         (Cost $15,263)                                                   14,157
                                                                     ===========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [24.0%]
   FFCB, Ser IA2, Cl 1
      5.220%, 10/21/13                                         434           437
   FFCB, Ser IA8, Pool FFCB
      2007-IA8 1, Cl 1
      4.650%, 01/21/14                                         685           686
   FHLMC REMIC, Pool FHRR
      R005 AB, Cl AB
      5.500%, 12/15/18                                         555           566
   FHLMC REMIC, Ser R003,
      Cl AG
      5.125%, 10/15/15                                         455           461
   FHLMC REMIC, Ser R006,
      Cl AK
      5.750%, 12/15/18                                         352           360
   FHLMC REMIC, Ser R009,
      Cl AJ
      5.750%, 12/15/18                                         560           573
   FHLMC REMIC, Ser R010,
      Pool FHRR R010 AB,
      Cl AB
      5.500%, 12/15/19                                         649           663
   FHLMC REMIC, Ser R015,
      Pool FHRR R015 AN, Cl AN
      3.750%, 02/15/13                                         474           476
   FHLMC, Pool G12806

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
      5.500%, 09/01/22                                  $      421   $       439
   FHLMC, Pool G18247
      5.000%, 04/01/23                                         283           294
   FHLMC, Pool G18251
      5.000%, 05/01/23                                         436           452
   FHLMC, Pool J04241
      5.500%, 01/01/22                                         310           324
   FHLMC, Pool J04459
      5.000%, 03/01/22                                         219           227
   FHLMC, Pool J04508
      5.000%, 03/01/22                                         184           191
   FHLMC, Pool J07575
      5.000%, 04/01/23                                         300           311
   FNMA
      1.750%, 03/23/11                                         200           201
   FNMA, Pool 541946
      7.500%, 07/01/30                                           1             1
   FNMA, Pool 584930
      7.500%, 05/01/31                                           2             2
   FNMA, Pool 837196
      5.500%, 02/01/21                                         586           612
   FNMA, Pool 933915
      4.500%, 06/01/23                                         462           476
   FNMA, Pool 961783
      4.500%, 02/01/23                                         409           422
   GNMA REMIC, Ser 31,
      Pool 2003-31 PB, Cl PB
      5.500%, 02/16/32                                         500           516
                                                                     -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $8,549)                                                  8,690
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [17.7%]
   FHLB
      5.375%, 08/19/11                                         600           650
      4.375%, 09/17/10                                         330           345
   FHLMC
      6.000%, 06/15/11                                         600           658
      4.750%, 01/18/11                                         600           636
   FNMA
      6.250%, 02/01/11                                       1,475         1,558
      6.000%, 05/15/11                                       1,000         1,097
      5.375%, 11/15/11                                         600           658
      4.250%, 08/15/10                                         790           823
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $6,363)                                                     6,425
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 7
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA LIMITED MATURITY FIXED INCOME FUND (CONCLUDED)

                                                           FACE
                                                          AMOUNT
                                                           (000)         VALUE
DESCRIPTION                                               /SHARES        (000)
-----------------------------------------------------   ----------   -----------
U.S. TREASURY OBLIGATIONS [17.2%]
   U.S. Treasury Notes
      4.875%, 02/15/12                                  $      100   $       111
      4.750%, 02/15/10                                       1,000         1,036
      4.750%, 01/31/12                                          50            55
      4.500%, 05/15/10                                       1,260         1,315
      4.500%, 11/30/11                                       1,000         1,092
      4.125%, 08/31/12                                       1,120         1,227
      3.875%, 09/15/10                                         235           246
      1.750%, 11/15/11                                       1,150         1,173
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $6,155)                                                  6,255
                                                                     ===========
CASH EQUIVALENT [4.4%]
   AIM STIT-Treasury Portfolio,
      0.17%*                                             1,610,557         1,611
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $1,611)                                                  1,611
                                                                     ===========
         TOTAL INVESTMENTS [102.3%]
            (Cost $37,941)                                           $    37,138
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $36,296,092.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

CL    -- CLASS
FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 8
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND

TYPE OF SECURITY WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Corporate Bonds                               39.0%
U.S. Government Mortgage-Backed Obligations   17.3%
U.S. Treasury Obligations                     14.4%
U.S. Government Agency Obligations            13.4%
Mortgage-Backed Securities                     7.7%
Asset-Backed Securities                        5.4%
Cash Equivalent                                2.6%
Foreign Government Bond                        0.2%
Municipal Bond                                 0.0%

*    Percentages based on total investments.

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
CORPORATE BONDS [38.7%]
   AEROSPACE & DEFENSE [0.8%]
   United Technologies
      6.125%, 02/01/19                                  $      100   $       108
      4.375%, 05/01/10                                         215           220
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 328
                                                                     ===========
   AGRICULTURE [0.2%]
   Bunge NA Finance
      5.900%, 04/01/17                                         100            79
                                                                     ===========
   BANKS [7.7%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                          75            49
   Bank of America
      10.200%, 07/15/15                                        100           108
      5.650%, 05/01/18                                         315           263
      2.100%, 04/30/12                                         360           361
   Bank One
      10.000%, 08/15/10                                         89            92
   Citigroup
      2.125%, 04/30/12                                         285           286
   Deutsche Bank Trust
      7.250%, 10/15/11                                          46            47
   Dresdner Bank - New York
      7.250%, 09/15/15                                         150           124
   European Investment Bank
      4.625%, 03/21/12                                         450           482
   HSBC Holding
      7.500%, 07/15/09                                         285           285
   JPMorgan Chase
      3.125%, 12/01/11                                         260           269
   Morgan Stanley
      5.300%, 03/01/13                                         260           250
   PNC Funding
      2.300%, 06/22/12                                         200           202
   Santander Central Hispano Issuances
      7.625%, 09/14/10                                         100            98

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Wachovia
      5.300%, 10/15/11                                  $      260   $       257
   Wachovia, MTN
      5.500%, 05/01/13                                         150           138
                                                                     -----------
   TOTAL BANKS                                                             3,311
                                                                     ===========
   BEAUTY PRODUCTS [1.0%]
   Procter & Gamble
      4.700%, 02/15/19                                         210           212
      4.600%, 01/15/14                                         200           212
                                                                     -----------
   TOTAL BEAUTY PRODUCTS                                                     424
                                                                     ===========
   BUILDING & CONSTRUCTION [0.1%]
   Hanson Australia Funding
      5.250%, 03/15/13                                          75            33
                                                                     ===========
   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                          75            76
                                                                     ===========
   CHEMICALS [0.5%]
   EI Du Pont de Nemours
      5.875%, 01/15/14                                         215           227
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [1.0%]
   Hewlett-Packard
      6.125%, 03/01/14                                         135           144
   IBM, MTN
      4.375%, 06/01/09                                         300           301
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   445
                                                                     ===========
   DATA PROCESSING [0.2%]
   Fiserv
      6.125%, 11/20/12                                         100            99
                                                                     ===========
   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whampoa International (A)
      5.450%, 11/24/10                                         150           155
                                                                     ===========
   DRUGS [2.3%]
   Abbott Laboratories
      5.600%, 05/15/11                                         325           349
   Eli Lilly
      3.550%, 03/06/12                                         200           204
   Novartis Capital
      4.125%, 02/10/14                                         110           112

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          AHA INVESTMENT FUNDS | PAGE 9
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Pfizer
      5.350%, 03/15/15                                  $      225   $       237
   Teva Pharmaceutical
      5.550%, 02/01/16                                          75            78
                                                                     -----------
   TOTAL DRUGS                                                               980
                                                                     ===========
   ENERGY [1.3%]
   Carolina Power & Light
      5.150%, 04/01/15                                          80            81
   Exelon
      5.625%, 06/15/35                                          75            50
   FPL Group Capital
      7.875%, 12/15/15                                         115           130
   Korea Electric Power
      7.750%, 04/01/13                                          95            94
      6.750%, 08/01/27                                          75            54
   NiSource Finance
      7.875%, 11/15/10                                          75            74
   Pacific Gas & Electric
      6.050%, 03/01/34                                          25            25
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                          75            68
                                                                     -----------
   TOTAL ENERGY                                                              576
                                                                     ===========
   FINANCIAL SERVICES [5.5%]
   American Express Credit, MTN
      7.300%, 08/20/13                                         285           264
   American General Finance
      8.450%, 10/15/09                                         100            74
   Associates Corp of North
      America, Ser A
      7.950%, 02/15/10                                          75            73
   Caterpillar Financial
      Services, MTN
      6.200%, 09/30/13                                         265           265
   Eksportsfinans, Ser G
      5.125%, 10/26/11                                         250           263
   General Electric Capital
      3.000%, 12/09/11                                         310           319
   General Electric Capital, MTN
      5.500%, 04/28/11                                         330           325
   General Electric Capital,
      Ser A, MTN
      6.000%, 06/15/12                                          75            74
   HSBC Finance
      5.000%, 06/30/15                                          75            55
   John Deere Capital
      2.875%, 06/19/12                                         200           205
   Svensk Exportkredit
      4.875%, 01/19/10                                         280           287

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   UFJ Finance Aruba
      6.750%, 07/15/13                                  $      125   $       129
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                2,333
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [2.1%]
   Bottling Group
      5.125%, 01/15/19                                         115           116
   Cia de Bebidas das Americas
      8.750%, 09/15/13                                         175           191
   Coca-Cola
      5.350%, 11/15/17                                         290           310
   General Mills
      5.650%, 02/15/19                                         110           112
   Kraft Foods
      6.500%, 08/11/17                                         190           195
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            924
                                                                     ===========
   INSURANCE [0.3%]
   Protective Life
      4.300%, 06/01/13                                         100            85
   Travelers (B)
      6.250%, 03/15/37                                         100            53
                                                                     -----------
   TOTAL INSURANCE                                                           138
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [3.7%]
   Bear Stearns, MTN (B)
      1.404%, 01/31/11                                         340           324
   Citigroup
      6.500%, 01/18/11                                         275           263
   Credit Suisse USA
      5.250%, 03/02/11                                         325           329
   Goldman Sachs Group
      6.600%, 01/15/12                                         200           200
      5.150%, 01/15/14                                          75            68
      1.532%, 06/28/10 (B)                                     100            95
   Jefferies Group
      6.450%, 06/08/27                                         100            57
   Merrill Lynch, Ser C, MTN (B)
      1.454%, 02/05/10                                          70            66
   Morgan Stanley
      4.750%, 04/01/14                                          75            61
      1.374%, 04/15/09 (B)                                     140           134
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   1,597
                                                                     ===========
   MACHINERY-CONSTRUCTION AND MINING [0.4%]
   Caterpillar
      7.900%, 12/15/18                                         160           166
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 10
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   MANUFACTURING [0.8%]
   General Electric
      5.000%, 02/01/13                                  $      150   $       150
   Honeywell International
      3.875%, 02/15/14                                         100           101
   Tyco International Group
      6.375%, 10/15/11                                          75            76
                                                                     -----------
   TOTAL MANUFACTURING                                                       327
                                                                     ===========
   MEDICAL PRODUCTS [0.3%]
   Johnson & Johnson
      5.550%, 08/15/17                                         130           145
                                                                     ===========
   METALS & MINING [0.4%]
   Rio Tinto Finance USA
      6.500%, 07/15/18                                         100            88
   Vale Overseas
      6.875%, 11/21/36                                         100            86
                                                                     -----------
   TOTAL METALS & MINING                                                     174
                                                                     ===========
   MULTI-MEDIA [1.4%]
   CBS
      6.625%, 05/15/11                                          60            58
   Time Warner
      9.125%, 01/15/13                                          50            53
      5.875%, 11/15/16                                         260           246
   Viacom
      7.700%, 07/30/10                                          75            75
   Walt Disney, MTN
      6.375%, 03/01/12                                         150           162
                                                                     -----------
   TOTAL MULTI-MEDIA                                                         594
                                                                     ===========
   NETWORKING PRODUCTS [0.3%]
   Cisco Systems
      4.950%, 02/15/19                                         115           113
                                                                     ===========
   OIL, GAS & CONSUMABLE FUELS [2.1%]
   Chevron
      3.450%, 03/03/12                                         250           257
   ConocoPhillips
      5.300%, 04/15/12                                         300           314
   Shell International
      5.625%, 06/27/11                                         300           321
                                                                     -----------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                         892
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                                          75            56

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                  $       50   $        53
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           109
                                                                     ===========
   RETAIL [1.8%]
   Home Depot
      5.250%, 12/16/13                                         310           302
   Lowe's
      5.000%, 10/15/15                                         200           203
   Target
      6.350%, 01/15/11                                         250           265
                                                                     -----------
   TOTAL RETAIL                                                              770
                                                                     ===========
   RETAIL-DRUG STORE [0.2%]
   Walgreen
      5.250%, 01/15/19                                         100           100
                                                                     ===========
   RETAIL-RESTAURANTS [0.2%]
   McDonald's, MTN
      5.000%, 02/01/19                                          90            94
                                                                     ===========
   SECURITY BROKERS & DEALERS [0.1%]
   iStar Financial
      5.850%, 03/15/17                                         100            29
                                                                     ===========
   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
      5.200%, 06/01/15                                         100            63
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [2.1%]
   British Telecommunications
      9.625%, 12/15/30                                         100            91
      9.125%, 12/15/10 (C)                                      60            62
   Deutsche Telekom International
      Finance
      8.750%, 06/15/30                                          75            80
      8.500%, 06/15/10                                          25            26
   France Telecom
      7.750%, 03/01/11                                          50            54
   New Cingular Wireless Services
      8.750%, 03/01/31                                          75            82
   SBC Communications
      5.300%, 11/15/10                                         300           309
   Sprint Capital
      6.900%, 05/01/19                                          75            53
   Telecom Italia Capital
      7.200%, 07/18/36                                          75            59

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 11
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   Telefonica Emisiones
      6.421%, 06/20/16                                  $       75   $        78
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     894
                                                                     ===========
   TRANSPORTATION SERVICES [0.8%]
   FedEx
      9.650%, 06/15/12                                         125           136
   United Parcel Service
      3.875%, 04/01/14                                         225           226
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                             362
                                                                     -----------
         TOTAL CORPORATE BONDS
            (Cost $16,941)                                                16,557
                                                                     ===========
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [17.1%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                         122           127
   FHLMC REMIC, Ser 2544,
      Cl QB
      5.000%, 09/15/15                                          36            37
   FHLMC REMIC, Ser 2804,
      Cl VC
      5.000%, 07/15/21                                         160           169
   FHLMC REMIC, Ser R003, Cl VA
      5.500%, 08/15/16                                         149           156
   FHLMC REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                         124           127
   FHLMC REMIC, Ser R010,
      Pool FHRR R010 AB, Cl AB
      5.500%, 12/15/19                                         271           276
   FHLMC REMIC, Ser R010, Cl VA
      5.500%, 04/15/17                                         125           132
   FHLMC
      3.125%, 10/25/10                                         675           695
   FHLMC, Pool 160098
      10.500%, 01/01/10                                          0            --
   FHLMC, Pool 1B2677 (B)
      4.159%, 01/01/35                                          27            27
   FHLMC, Pool 1B2683 (B)
      4.087%, 01/01/35                                          14            14
   FHLMC, Pool 1B2692 (B)
      4.462%, 12/01/34                                          45            46
   FHLMC, Pool 1Q0081 (B)
      5.052%, 03/01/36                                         280           288
   FHLMC, Pool C20300
      6.500%, 01/01/29                                          12            13
   FHLMC, Pool E01280
      5.000%, 12/01/17                                          42            44
   FHLMC, Pool G08003
      6.000%, 07/01/34                                         133           139

                                                           FACE
                                                          AMOUNT         VALUE
DESCRIPTION                                                (000)         (000)
-----------------------------------------------------   ----------   -----------
   FHLMC, Pool G11431
      6.000%, 02/01/18                                  $       27   $        29
   FHLMC, Pool G11911
      5.000%, 02/01/21                                         319           331
   FHLMC, Pool G18124
      6.000%, 06/01/21                                         103           107
   FHLMC, Ser 2730, Cl PD
      5.000%, 05/15/21                                         150           156
   FHLMC, Ser 3122, Cl VA
      6.000%, 01/15/17                                         118           123
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                         104           107
   FNMA REMIC, Ser B2, Cl AB
      5.500%, 05/25/14                                         145           149
   FNMA
      2.750%, 03/14/14                                         200           202
      1.750%, 03/23/11                                         800           805
   FNMA, Pool 252570
      6.500%, 07/01/29                                          26            27
   FNMA, Pool 253183
      7.500%, 04/01/30                                           2             2
   FNMA, Pool 253398
      8.000%, 08/01/30                                           8             9
   FNMA, Pool 254510
      5.000%, 11/01/17                                          54            57
   FNMA, Pool 254545
      5.000%, 12/01/17                                         106           111
   FNMA, Pool 254685
      5.000%, 04/01/18                                          81            85
   FNMA, Pool 254949
      5.000%, 11/01/33                                          77            80
   FNMA, Pool 255814
      5.500%, 08/01/35                                         203           211
   FNMA, Pool 303168
      9.500%, 02/01/25                                           6             7
   FNMA, Pool 735060
      6.000%, 11/01/34                                          94            98
   FNMA, Pool 735228
      5.500%, 02/01/35                                          84            88
   FNMA, Pool 745418
      5.500%, 04/01/36                                       1,289         1,341
   FNMA, Pool 827223 (B)
      4.764%, 04/01/35                                         154           158
   FNMA, Pool 844809
      5.000%, 11/01/35                                         153           158
   FNMA, Ser 136, Cl PK
      6.000%, 08/25/22                                          30            31
   FNMA, Ser 33, Cl LD
      4.250%, 09/25/22                                         184           190
   FNMA, Ser W6, Cl 1A6
      5.500%, 07/25/34                                          73            76
   GNMA, Pool 479168
      8.000%, 02/15/30                                           8             9

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 12
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   GNMA, Pool 780315
      9.500%, 12/15/17                                  $       12   $        14
   GNMA, Ser 15, Cl A
      3.727%, 03/16/27                                         122           123
   GNMA, Ser 78, Cl C
      4.658%, 04/16/29                                         150           155
                                                                     -----------
         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $7,066)                                                  7,329
                                                                     ===========
U.S. TREASURY OBLIGATIONS [14.3%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                         200           303
      6.250%, 08/15/23                                       2,725         3,585
   U.S. Treasury Notes
      4.875%, 08/15/16                                         775           912
      4.750%, 05/15/14                                         230           265
      4.250%, 11/15/17                                         910         1,032
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $5,441)                                                  6,097
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS [13.3%]
   FFCB
      4.875%, 04/04/12                                         200           217
   FHLMC
      4.375%, 07/17/15                                         820           894
   FNMA
      6.000%, 05/15/11                                       2,125         2,330
      5.000%, 02/13/17                                         350           383
      4.625%, 10/15/13                                       1,050         1,153
      4.625%, 10/15/14                                         170           187
      4.375%, 09/15/12                                         500           540
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $5,438)                                                  5,704
                                                                     ===========
MORTGAGE-BACKED SECURITIES [7.6%]
   American Express Credit Account
      Master Trust, Cl A (B)
      0.596%, 02/15/13                                         300           287
   Banc of America Alternative Loan
      Trust, Ser 2004-2, Cl 5A1
      5.500%, 03/25/19                                         104            98
   Banc of America Alternative Loan
      Trust, Ser 2005-4, Cl CB11
      5.500%, 05/25/35                                          87            79
   Banc of America Alternative Loan
      Trust, Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                          82            73

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Banc of America Alternative Loan
      Trust, Ser 2005-9, Cl 1CB3
      5.500%, 10/25/35                                  $      100   $        86
   Banc of America Alternative Loan
      Trust, Ser 2006-2, Cl 6A1
      5.500%, 03/25/21                                         116            98
   Bear Stearns Commercial Mortgage
      Security, Ser 2007-PW16,
      Cl AM (B)
      5.717%, 06/11/40                                         300           138
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (B)
      0.571%, 05/15/13                                         500           477
   Chase Mortgage Finance,
      Ser 2003-S13, Cl A11
      5.500%, 11/25/33                                          87            86
   Citigroup, Ser 2007-CD4, Cl A2B
      5.205%, 12/11/49                                         150           120
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                          88            67
   First Horizon Alternative Mortgage
      Securities, Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                         117            67
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                         150           139
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (B)
      5.189%, 07/10/39                                         200           166
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                         225           195
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                          91            89
   JPMorgan Alternative Loan Trust,
      Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                         200            84
   JPMorgan Chase, Ser 2006-CB17,
      Cl ASB
      5.415%, 12/12/43                                         200           167
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A2 (B)
      5.793%, 01/25/37                                         135            77
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (B)
      5.420%, 01/25/37                                         200            86
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (B)
      5.686%, 04/25/37                                         200            97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 13
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                  $       39   $        35
   Salomon Brothers Mortgage
      Securities VII, Cl A2
      7.455%, 07/18/33                                         162           163
   Wachovia Bank Commercial
      Mortgage, Ser 2003-C3, Cl A2
      4.867%, 02/15/35                                         150           134
   WaMu Mortgage Pass-Through
      Certificates, Ser 2004-CB2, Cl 5A
      5.000%, 07/25/19                                         165           154
                                                                     -----------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $5,420)                                                  3,262
                                                                     ===========
ASSET-BACKED SECURITIES [5.4%]
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                         200           171
   Chase Issuance Trust, Cl A
      4.960%, 09/17/12                                         400           405
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF2 (C)
      2.645%, 04/25/34                                          26            24
   Cityscape Home Equity Loan Trust,
      Ser 1997-C, Cl A4 (C)
      7.000%, 07/25/28                                          10            10
   Commercial Mortgage, Ser 2006-C8,
      Cl A2B
      5.248%, 12/10/46                                         185           153
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
      7.090%, 04/15/28                                           2             2
   Countrywide Asset-Backed
      Certificates, Ser 2006-11,
      Cl 1AF3 (B)
      6.050%, 09/25/46                                         200            76
   Countrywide Asset-Backed
      Certificates, Ser 2006-13,
      Cl 1AF2
      5.884%, 01/25/37                                         200           188
   Countrywide Asset-Backed
      Certificates, Ser 2007-S1,
      Cl A6 (B)
      5.693%, 02/25/37                                         183            53
   GMAC Mortgage Corporation Loan
      Trust, Ser 2004-GH1, Cl A6 (B)
      4.810%, 07/25/35                                         137            97
   Green Tree Financial, Ser 1997-7,
      Cl A6
      6.760%, 07/15/29                                          94            74

                                                           FACE
                                                          AMOUNT
                                                          (000)/
DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   GSAA Home Equity Trust, Ser 2005-1,
      Cl AF2 (B)
      4.316%, 11/25/34                                  $       93   $        76
   John Deere Owner Trust, Ser 2007-A,
      Cl A3
      5.040%, 07/15/11                                         151           151
   MBNA Master Credit Card Trust,
      Cl A
      7.800%, 10/15/12                                         400           415
   RAAC, Ser 2004-SP1, Cl AI4 (B)
      5.285%, 08/25/27                                         131           106
   Renaissance Home Equity,
      Ser 2007-1, Cl AF2
      5.512%, 04/25/37                                         200           131
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                          65            60
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (B)
      5.572%, 06/25/32                                          61            39
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6 (B)
      3.620%, 07/25/33                                         150            82
                                                                     -----------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $1,597)                                                  2,313
                                                                     ===========
FOREIGN GOVERNMENT BOND [0.2%]
   National Bank of Hungary
      8.875%, 11/01/13                                          75            79
                                                                     -----------
         TOTAL FOREIGN GOVERNMENT BOND
            (Cost $78)                                                        79
                                                                     ===========
MUNICIPAL BOND [0.0%]
   LOUISIANA [0.0%]
   Louisiana State,Tobacco
      Settlement Financing Authority,
      Ser 2001A, RB
      6.360%, 05/15/25                                          19            18
                                                                     -----------
         TOTAL MUNICIPAL BOND
            (Cost $19)                                                        18
                                                                     ===========
CASH EQUIVALENT [2.6%]
   AIM STIT-Treasury Portfolio,
      0.17%*                                             1,116,701         1,117
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $1,117)                                                  1,117
                                                                     ===========
         TOTAL INVESTMENTS [99.2%]
            (Cost $43,117)                                           $    42,476
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 14
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA FULL MATURITY FIXED INCOME FUND (CONCLUDED)

DESCRIPTION

PERCENTAGES ARE BASED ON NET ASSETS OF $42,812,587.

*    THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.

     THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $155(000), REPRESENTING 0.4% OF THE NET ASSETS OF THE FUND.

(B) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH, 31, 2009.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2009.

CL    -- CLASS

FFCB  -- FEDERAL FARM CREDIT BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MTN   -- MEDIUM TERM NOTE

NA    -- NATIONAL ASSOCIATION

RB    -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 15
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND

SECTOR WEIGHTINGS*:

                               (PERFORMANCE GRAPH)

U.S. Treasury Obligations                   16.3%
U.S. Government Agency Obligations          13.3%
Mortgage-Backed Securities                  12.6%
Information Technology - Common Stock        7.4%
Health Care - Common Stock                   7.2%
Energy - Common Stock                        6.4%
Financials - Common Stock                    6.1%
Industrials - Common Stock                   6.0%
Consumer Discretionary - Common Stock        5.4%
Consumer Staples - Common Stock              5.1%
Cash Equivalent                              4.2%
Asset-Backed Securities                      2.8%
Telecommunication Services - Common Stock    2.4%
Utilities - Common Stock                     2.3%
Materials - Common Stock                     1.8%
Corporate Bonds                              0.7%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [49.7%]
   AEROSPACE & DEFENSE [1.4%]
   General Dynamics                                            273   $        11
   Honeywell International                                     954            27
   ITT                                                         274            11
   L-3 Communications Holdings, Cl 3                           134             9
   Lockheed Martin                                             624            43
   Northrop Grumman                                            260            11
   Raytheon                                                    495            19
   United Technologies                                         744            32
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 163
                                                                     ===========
   APPAREL/TEXTILES [0.2%]
   Polo Ralph Lauren, Cl A                                     490            21
                                                                     ===========
   AUTOMOTIVE [0.4%]
   Paccar                                                    1,803            46
                                                                     ===========
   BANKS [1.2%]
   Bank of New York Mellon                                   2,624            74
   M&T Bank                                                    553            25
   State Street                                              1,327            41
                                                                     -----------
   TOTAL BANKS                                                               140
                                                                     ===========
   BEAUTY PRODUCTS [0.9%]
   Procter & Gamble                                          2,192           103
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   BIOMEDICAL RESEARCH & PRODUCTS [0.0%]
   Quest Diagnostics                                           106   $         5
                                                                     ===========
   BIOTECHNOLOGY [1.1%]
   Amgen*                                                    1,565            78
   Biogen Idec*                                                229            12
   Cephalon*                                                    57             4
   Gilead Sciences*                                            804            37
                                                                     -----------
   TOTAL BIOTECHNOLOGY                                                       131
                                                                     ===========
   BROADCASTING & CABLE [1.2%]
   Cisco Systems*                                            4,447            75
   Harris                                                      442            13
   Qualcomm                                                  1,425            55
                                                                     -----------
   TOTAL BROADCASTING & CABLE                                                143
                                                                     ===========
   BUILDING & CONSTRUCTION [0.3%]
   DR Horton                                                 3,270            32
   BUSINESS SERVICES [0.4%]
   Computer Sciences*                                          837            31
   eBay*                                                       403             5
   Fidelity National Information Services                      145             3
   Omnicom Group                                               259             6
                                                                     -----------
   TOTAL BUSINESS SERVICES                                                    45
                                                                     ===========
   CHEMICALS [0.8%]
   Air Products & Chemicals                                    441            25
   Eastman Chemical                                            509            14
   EI du Pont de Nemours                                       965            21
   International Flavors & Fragrances                          297             9
   Monsanto                                                    249            21
   Sigma-Aldrich                                               169             6
                                                                     -----------
   TOTAL CHEMICALS                                                            96
                                                                     ===========
   COMMERCIAL BANKS [0.4%]
   BB&T                                                      3,050            52
                                                                     ===========
   COMMUNICATION & MEDIA [0.9%]
   Comcast, Cl A                                             5,789            79
   DIRECTV Group*                                              299             7
   Time Warner                                                 712            14
   Time Warner Cable, Cl A                                     179             4
                                                                     -----------
   TOTAL COMMUNICATION & MEDIA                                               104
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 16
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   COMPUTER SOFTWARE [1.4%]
   Adobe Systems*                                              569   $        12
   CA                                                          584            11
   Compuware*                                                  490             3
   Microsoft                                                 5,392            99
   Oracle                                                    1,992            36
                                                                     -----------
   TOTAL COMPUTER SOFTWARE                                                   161
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [2.5%]
   Apple*                                                      681            72
   Hewlett-Packard                                           1,945            62
   IBM                                                       1,207           117
   Lexmark International, Cl A*                              2,393            40
   NetApp*                                                     215             3
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                   294
                                                                     ===========
   COMPUTERS & PERIPHERALS [0.1%]
   EMC*                                                      1,270            14
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [0.5%]
   Black & Decker                                            1,002            31
   Colgate-Palmolive                                           170            10
   Kimberly-Clark                                              472            22
                                                                     -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                         63
                                                                     ===========
   CONTAINERS & PACKAGING [0.3%]
   Pactiv*                                                   2,284            33
                                                                     ===========
   DIVERSIFIED CONSUMER SERVICES [0.3%]
   H&R Block                                                 1,724            31
                                                                     ===========
   DIVERSIFIED MANUFACTURING [1.7%]
   3M                                                        1,084            54
   General Electric                                         13,796           139
                                                                     -----------
   TOTAL DIVERSIFIED MANUFACTURING                                           193
                                                                     ===========
   DIVERSIFIED METALS & MINING [0.4%]
   Newmont Mining                                              411            18
   United States Steel                                       1,426            30
                                                                     -----------
   TOTAL DIVERSIFIED METALS & MINING                                          48
                                                                     ===========
   DRUGS [4.3%]
   Abbott Laboratories                                         998            48
   AmerisourceBergen, Cl A                                      94             3
   Bristol-Myers Squibb                                        866            19
   Forest Laboratories*                                        587            13

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Johnson & Johnson                                         3,341   $       176
   Merck                                                     1,867            50
   Pfizer                                                    9,065           123
   Watson Pharmaceuticals*                                     433            13
   Wyeth                                                     1,202            52
                                                                     -----------
   TOTAL DRUGS                                                               497
                                                                     ===========
   ELECTRICAL COMPONENTS & EQUIPMENT [0.1%]
   Tyco Electronics                                            607             7
                                                                     ===========
   ELECTRICAL EQUIPMENT [0.1%]
   Emerson Electric                                            349            10
                                                                     ===========
   ELECTRICAL SERVICES [1.5%]
   American Electric Power                                     622            16
   Duke Energy                                               1,617            23
   Exelon                                                    1,606            73
   FPL Group                                                   624            31
   NiSource                                                    277             3
   Public Service Enterprise Group                             402            12
   Southern                                                    458            14
                                                                     -----------
   TOTAL ELECTRICAL SERVICES                                                 172
                                                                     ===========
   ENERGY [0.8%]
   Edison International                                      1,343            39
   Entergy                                                     551            37
   PG&E                                                        462            18
                                                                     -----------
   TOTAL ENERGY                                                               94
                                                                     ===========
   ENGINEERING SERVICES [0.2%]
   Fluor                                                       800            28
                                                                     ===========

   ENTERTAINMENT [0.4%]
   Carnival                                                  1,303            28
   Wyndham Worldwide                                         3,243            14
                                                                     -----------
   TOTAL ENTERTAINMENT                                                        42
                                                                     ===========
   FINANCIAL SERVICES [0.7%]
   Discover Financial Services                               6,488            41
   Hudson City Bancorp                                       3,743            44
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                   85
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [2.1%]
   Coca-Cola                                                 1,428            63
   General Mills                                               656            33
   Kellogg Company                                             108             4

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 17
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Kraft Foods, Cl A                                         1,941   $        43
   Pepsi Bottling Group                                      1,236            27
   PepsiCo                                                     985            51
   Safeway                                                     997            20
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            241
                                                                     ===========
   HEALTHCARE PRODUCTS & SERVICES [0.6%]
   Express Scripts, Cl A*                                      286            13
   Medtronic                                                   400            12
   PerkinElmer                                               1,322            17
   Thermo Fisher Scientific*                                   374            13
   UnitedHealth Group                                          546            11
   Waters*                                                      79             3
                                                                     -----------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                       69
                                                                     ===========
   HOUSEHOLD FURNITURE & FIXTURES [0.4%]
   Pulte Homes                                               3,935            43
                                                                     ===========
   INSURANCE [1.3%]
   Aflac                                                     1,618            31
   Chubb                                                     1,743            74
   MetLife                                                     692            16
   Progressive                                                 563             7
   Prudential Financial                                      1,365            26
                                                                     -----------
   TOTAL INSURANCE                                                           154
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [2.4%]
   JPMorgan Chase                                            5,026           134
   Morgan Stanley                                            3,476            79
   Northern Trust                                            1,109            66
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                     279
                                                                     ===========
   MACHINERY [0.5%]
   Caterpillar                                                 730            20
   Cummins                                                   1,054            27
   Dover                                                       253             7
                                                                     -----------
   TOTAL MACHINERY                                                            54
                                                                     ===========
   MEDICAL PRODUCTS & SERVICES [1.0%]
   Baxter International                                        206            10
   Becton Dickinson                                            250            17
   Boston Scientific*                                        3,649            29
   Hospira*                                                    172             5
   St. Jude Medical*                                           215             8
   Stryker                                                     172             6

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   WellPoint*                                                  693   $        26
   Zimmer Holdings*                                            373            14
                                                                     -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         115
                                                                     ===========
   MEDICAL PRODUCTS MANUFACTURING [0.1%]
   Covidien                                                    275             9
                                                                     ===========
   MULTI-MEDIA [0.3%]
   Walt Disney                                               1,806            33
                                                                     ===========
   PAPER & RELATED PRODUCTS [0.0%]
   Sealed Air                                                  411             6
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [6.4%]
   Anadarko Petroleum                                        1,895            74
   ChevronTexaco                                             2,548           171
   ConocoPhillips                                              199             8
   ENSCO International                                       1,071            28
   Exxon Mobil                                               3,746           255
   Marathon Oil                                              2,743            72
   Murphy Oil                                                  128             6
   Nabors Industries*                                          488             5
   Noble                                                       104             3
   Noble Energy                                                683            37
   Occidental Petroleum                                        491            27
   Southwestern Energy*                                      1,991            59
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                           745
                                                                     ===========
   PRINTING & PUBLISHING [0.5%]
   Pitney Bowes                                              2,109            49
   RR Donnelley & Sons                                       2,119            16
                                                                     -----------
   TOTAL PRINTING & PUBLISHING                                                65
                                                                     ===========
   RAILROADS [0.1%]
   Burlington Northern Santa Fe                                126             8
   CSX                                                         320             8
                                                                     -----------
   TOTAL RAILROADS                                                            16
                                                                     ===========
   RETAIL [3.8%]
   Big Lots*                                                 2,009            42
   CVS Caremark                                              1,949            53
   Family Dollar Stores                                        515            17
   Gap                                                       1,798            23
   Home Depot                                                2,431            57
   Kohl's*                                                     275            12
   Kroger                                                    1,309            28
   Limited Brands                                              945             8

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 18
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Lowe's                                                    1,193   $        22
   McDonald's                                                  697            38
   RadioShack                                                  913             8
   Sherwin-Williams                                            209            11
   SYSCO                                                       463            10
   TJX                                                         541            14
   Wal-Mart Stores                                           1,840            96
                                                                     -----------
   TOTAL RETAIL                                                              439
                                                                     ===========
   SCHOOLS [0.1%]
   Apollo Group, Cl A*                                         172            13
                                                                     ===========
   SEMI-CONDUCTORS [0.9%]
   Analog Devices                                              382             7
   Intel                                                     4,387            66
   Texas Instruments                                         1,738            29
   Xilinx                                                      456             9
                                                                     -----------
   TOTAL SEMI-CONDUCTORS                                                     111
                                                                     ===========
   STEEL & STEEL WORKS [0.2%]
   Nucor                                                       636            24
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [2.5%]
   AT&T                                                      4,015           101
   CenturyTel                                                  472            13
   Corning                                                     864            12
   Embarq                                                      102             4
   Qwest Communications International                        7,347            25
   Verizon Communications                                    4,163           126
   Windstream                                                  999             8
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     289
                                                                     ===========
   TRANSPORTATION SERVICES [0.3%]
   FedEx                                                       407            18
   Norfolk Southern                                            123             4
   Union Pacific                                               227             9
   United Parcel Service, Cl B                                  68             4
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                              35
                                                                     ===========
   TRUCKING [0.4%]
   Ryder System                                              1,581            45
                                                                     ===========
   WASTE MANAGEMENT SERVICES [0.3%]
   Waste Management                                          1,274            33
                                                                     ===========

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   WEB PORTALS/ISP [0.8%]
   Amazon.com*                                                 191   $        14
   Google, Cl A*                                               189            66
   Juniper Networks*                                           283             4
   VeriSign*                                                   297             6
                                                                     -----------
   TOTAL WEB PORTALS/ISP                                                      90
                                                                     ===========
   WHOLESALE [0.2%]
   Archer-Daniels-Midland                                      707            20
   Campbell Soup                                               221             6
                                                                     -----------
   TOTAL WHOLESALE                                                            26
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $7,296)                                                     5,787
                                                                     ===========
U.S. TREASURY OBLIGATIONS [16.2%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                  $      100           151
      6.250%, 08/15/23                                         750           987
   U.S. Treasury Note
      3.125%, 08/31/13                                         700           749
                                                                     -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $1,718)                                                  1,887
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATION [13.2%]
   FNMA
      6.000%, 05/15/11                                       1,400         1,535
                                                                     -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
            (Cost $1,515)                                                  1,535
                                                                     ===========
MORTGAGE-BACKED SECURITIES [12.5%]
   American Express Credit Account
      Master Trust, Cl A (A)
      0.596%, 02/15/13                                         125           119
   Banc of America Alternative Loan
      Trust, Ser 2005-6, Cl 7A1
      5.500%, 07/25/20                                          27            24
   Capital One Multi-Asset Execution
      Trust, Ser 2006-A9, Cl A9 (A)
      0.571%, 05/15/13                                         100            95
   Chase Mortgage Finance,
      Ser 2003-S14, Cl 3A6
      5.500%, 01/25/34                                          36            37
   Citicorp Mortgage Securities,
      Ser 2004-4, Cl A5
      5.500%, 06/25/34                                         124           119

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 19
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND (CONTINUED)

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                  $       44   $        34
   Countrywide Alternative Loan
      Trust, Ser 2005-50CB, Cl 4A1
      5.000%, 11/25/20                                          27            22
   Countrywide Alternative Loan
      Trust, Ser 2006-7CB, Cl 3A1
      5.250%, 05/25/21                                          43            30
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB8,
      Cl AF2 (C)
      5.300%, 12/25/35                                          38            33
   Discover Card Master Trust I,
      Ser 2003-3, Cl A (A)
      0.760%, 07/15/08                                         150           145
   First Horizon CMO, Ser 2006-FA6,
      Cl 3A1
      5.750%, 11/25/21                                          57            53
   First Union National Bank CMO,
      Ser 2001-C4, Cl A2
      6.223%, 12/12/33                                          50            49
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
      4.996%, 12/10/37                                         100            93
   GE Capital Commercial Mortgage,
      Ser 2004-C3, Cl A4 (A)
      5.189%, 07/10/39                                          75            62
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1, Cl A2
      4.079%, 05/10/36                                         100            87
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-HE5,
      Cl A6 (A)
      4.390%, 08/25/08                                          66            40
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-J4, Cl A2
      5.500%, 08/25/14                                          45            44
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (A)
      5.420%, 01/25/37                                         100            43
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3 (A)
      5.686%, 04/25/37                                         100            48
   MBNA Master Credit Card Trust,
      Cl A
      7.800%, 10/15/12                                         125           130
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                                          65            53
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                          20            18

                                                           FACE
                                                          AMOUNT
DESCRIPTION                                                (000)     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Residential Funding Mortgage
      Securities I, Ser 2003-S11,
      Cl A2
      4.000%, 06/25/18                                  $       75   $        72
                                                                     -----------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $1,690)                                                  1,450
                                                                     ===========
ASSET-BACKED SECURITIES [2.8%]
   Bayview Financial Acquisition Trust,
      Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                         100            86
   Chase Issuance Trust, Cl A (A)
      0.566%, 04/15/09                                         100            95
   Countrywide Asset-Backed
      Certificates, Ser 2005-13,
      Cl AF2 (A)
      5.294%, 04/25/36                                          26            26
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-GH1,
      Cl A6 (A)
      4.810%, 07/25/35                                          68            48
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                          22            20
   Residential Asset Mortgage Products,
      Ser 2002-RS3, Cl AI5 (A)
      5.572%, 06/25/32                                          71            45
                                                                     -----------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $384)                                                      320
                                                                     ===========
CORPORATE BONDS [0.7%]
   BANKS [0.3%]
   Dresdner Bank - New York
      7.250%, 09/15/15                                          50            42
                                                                     ===========
   CONTAINERS & PACKAGING [0.4%]
   Pactiv
      7.950%, 12/15/25                                          50            43
                                                                     ===========
         TOTAL CORPORATE BONDS
            (Cost $109)                                                       85
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 20
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA BALANCED FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
CASH EQUIVALENT [4.1%]
   AIM STIT-Treasury Portfolio,
      0.17% (B)                                            481,684   $       482
                                                                     ===========
         TOTAL CASH EQUIVALENT
            (Cost $482)                                                      482
                                                                     ===========
         TOTAL INVESTMENTS [99.2%]
            (Cost $13,194)                                           $    11,546
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $11,637,051.

*    NON-INCOME PRODUCING SECURITY.

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH, 31, 2009.

(B)  THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

(C) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2009.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

ISP -- INTERNET SERVICE PROVIDER

SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 21
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA DIVERSIFIED EQUITY FUND

                              (PERFORMANCE GRAPH)

SECTOR WEIGHTINGS*:

Information Technology       17.6%
Health Care                  14.9%
Energy                       12.9%
Consumer Staples             12.1%
Financials                   12.0%
Consumer Discretionary        9.7%
Industrials                   7.5%
Telecommunication Services    5.0%
Materials                     3.7%
Cash Equivalent               2.5%
Utilities                     2.1%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [97.6%]
   AEROSPACE & DEFENSE [0.7%]
   General Dynamics                                          1,101   $        46
   Goodrich                                                    223             8
   Honeywell International                                   3,471            97
   L-3 Communications Holdings,
      Cl 3                                                     510            35
   Lockheed Martin                                             600            41
   Northrop Grumman                                          1,561            68
   Raytheon                                                    575            22
   United Technologies                                       1,922            83
                                                                     -----------
   TOTAL AEROSPACE & DEFENSE                                                 400
                                                                     ===========
   APPAREL/TEXTILES [0.1%]
   Polo Ralph Lauren, Cl A                                   1,674            71
                                                                     ===========
   AUTOMOTIVE [0.2%]
   Paccar                                                    5,700           147
                                                                     ===========
   BANKS [2.8%]
   Bank of New York Mellon                                  18,278           516
   IntercontinentalExchange*                                 2,360           176
   M&T Bank                                                  5,749           260
   State Street                                              4,125           127
   SunTrust Banks                                            4,500            53
   US Bancorp                                               24,600           360
   Wells Fargo                                              10,200           145
                                                                     -----------
   TOTAL BANKS                                                             1,637
                                                                     ===========
   BEAUTY PRODUCTS [0.7%]
   Procter & Gamble                                          8,720           411
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   BIOMEDICAL RESEARCH & PRODUCTS [0.9%]
   Celgene*                                                  5,590   $       248
   Quest Diagnostics                                         6,165           293
                                                                     -----------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                      541
                                                                     ===========
   BIOTECHNOLOGY [2.0%]
   Amgen*                                                    4,917           244
   Biogen Idec*                                                748            39
   Cephalon*                                                   179            12
   Gilead Sciences*                                         16,085           745
   Myriad Genetics*                                          3,100           141
                                                                     -----------
   TOTAL BIOTECHNOLOGY                                                     1,181
                                                                     ===========
   BROADCASTING & CABLE [2.3%]
   Cisco Systems*                                           29,734           499
   F5 Networks*                                              4,220            88
   Harris                                                    2,822            82
   Qualcomm                                                 17,462           679
                                                                     -----------
   TOTAL BROADCASTING & CABLE                                              1,348
                                                                     ===========
   BUILDING & CONSTRUCTION [0.1%]
   DR Horton                                                 8,102            79
                                                                     ===========
   BUSINESS SERVICES [0.9%]
   Computer Sciences*                                        2,647            97
   eBay*                                                     1,515            19
   Fidelity National Information Services                      503             9
   Omnicom Group                                               965            23
   Visa, Cl A                                                5,360           298
   Xerox                                                    19,100            87
                                                                     -----------
   TOTAL BUSINESS SERVICES                                                   533
                                                                     ===========
   CHEMICALS [1.2%]
   Air Products & Chemicals                                  1,474            83
   Eastman Chemical                                          1,774            48
   EI du Pont de Nemours                                     3,501            78
   International Flavors & Fragrances                        1,197            36
   Monsanto                                                  5,385           448
   Sigma-Aldrich                                               637            24
                                                                     -----------
   TOTAL CHEMICALS                                                           717
                                                                     ===========
   COMMERCIAL BANKS [0.2%]
   BB&T                                                      7,236           122
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 22
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   COMMUNICATION & MEDIA [1.5%]
   Cablevision Systems, Cl A                                12,820   $       166
   Comcast, Cl A                                            16,015           218
   Time Warner                                              19,354           374
   Time Warner Cable, Cl A                                   4,858           120
                                                                     -----------
   TOTAL COMMUNICATION & MEDIA                                               878
                                                                     ===========
   COMPUTER SOFTWARE [2.0%]
   Adobe Systems*                                            6,511           139
   CA                                                        1,675            29
   Compuware*                                                1,446            10
   Microsoft                                                22,733           418
   Oracle                                                   31,978           578
                                                                     -----------
   TOTAL COMPUTER SOFTWARE                                                 1,174
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [5.5%]
   Apple*                                                    7,727           812
   Dell*                                                    25,500           242
   Hewlett-Packard                                          17,977           576
   IBM                                                      15,787         1,530
   Lexmark International, Cl A*                              5,812            98
   NetApp*                                                     833            12
                                                                     -----------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                 3,270
                                                                     ===========
   COMPUTERS & PERIPHERALS [0.5%]
   EMC*                                                     24,807           283
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [2.0%]
   Black & Decker                                            3,805           120
   Clorox                                                    9,380           483
   Colgate-Palmolive                                         5,504           324
   Kimberly-Clark                                            1,752            81
   Mattel                                                   13,700           158
                                                                     -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,166
                                                                     ===========
   CONTAINERS & PACKAGING [0.5%]
   Crown Holdings*                                           9,100           207
   Pactiv*                                                   7,220           105
                                                                     -----------
   TOTAL CONTAINERS & PACKAGING                                              312
                                                                     ===========
   DISTRIBUTORS [0.2%]
   Genuine Parts                                             3,400           102
                                                                     ===========
   DIVERSIFIED CONSUMER SERVICES [0.2%]
   H&R Block                                                 5,450            99
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   DIVERSIFIED MANUFACTURING [2.3%]
   3M                                                       10,363   $       515
   General Electric                                         63,919           646
   Parker Hannifin                                           6,700           228
                                                                     -----------
   TOTAL DIVERSIFIED MANUFACTURING                                         1,389
                                                                     ===========
   DIVERSIFIED METALS & MINING [0.8%]
   BHP Billiton, ADR                                         4,970           221
   Freeport-McMoRan Copper & Gold, Cl B                      3,300           126
   Newmont Mining                                            1,201            54
   United States Steel                                       4,509            95
                                                                     -----------
   TOTAL DIVERSIFIED METALS & MINING                                         496
                                                                     ===========
   DRUGS [6.7%]
   Abbott Laboratories                                      14,657           699
   Allergan                                                  3,020           144
   AmerisourceBergen, Cl A                                     409            13
   Bristol-Myers Squibb                                      2,913            64
   Forest Laboratories*                                      2,212            48
   Johnson & Johnson                                        18,028           948
   Merck                                                     6,714           180
   Mylan*                                                   26,400           354
   Pfizer                                                   24,925           339
   Roche Holding, ADR                                        6,300           217
   Schering-Plough                                           6,400           151
   Teva Pharmaceutical Industries                            3,750           169
   Watson Pharmaceuticals*                                   1,466            46
   Wyeth                                                    13,914           599
                                                                     -----------
   TOTAL DRUGS                                                             3,971
                                                                     ===========
   ELECTRICAL COMPONENTS & EQUIPMENT [0.0%]
   Tyco Electronics                                          2,205            24
                                                                     ===========
   ELECTRICAL EQUIPMENT [0.4%]
   Baldor Electric                                          13,100           190
   Emerson Electric                                          1,068            30
                                                                     -----------
   TOTAL ELECTRICAL EQUIPMENT                                                220
                                                                     ===========
   ELECTRICAL SERVICES [1.3%]
   American Electric Power                                   2,321            58
   Duke Energy                                               6,012            86
   Exelon                                                    4,687           213
   First Solar*                                              1,500           199
   FPL Group                                                 2,244           114
   NiSource                                                    831             8

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 23
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Public Service Enterprise Group                           1,552   $        46
   Southern                                                  2,262            69
                                                                     -----------
   TOTAL ELECTRICAL SERVICES                                                 793
                                                                     ===========
   ENERGY [0.5%]
   Atmos Energy                                              3,000            70
   Edison International                                      4,928           142
   Entergy                                                     987            67
   PG&E                                                        760            29
                                                                     -----------
   TOTAL ENERGY                                                              308
                                                                     ===========
   ENGINEERING SERVICES [0.1%]
   Fluor                                                     1,953            67
                                                                     ===========
   ENTERTAINMENT [0.5%]
   Carnival                                                  4,921           106
   Darden Restaurants                                        2,830            97
   Wynn Resorts*                                             5,040           101
                                                                     -----------
   TOTAL ENTERTAINMENT                                                       304
                                                                     ===========
   FINANCIAL SERVICES [1.2%]
   Discover Financial Services                              20,510           129
   Hudson City Bancorp                                       7,036            82
   Nasdaq Stock Market*                                     16,300           319
   Western Union                                            13,650           172
                                                                     -----------
   TOTAL FINANCIAL SERVICES                                                  702
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [5.3%]
   Coca-Cola                                                14,406           633
   ConAgra Foods                                            22,400           378
   Del Monte Foods                                          43,000           313
   General Mills                                            10,798           539
   Pepsi Bottling Group                                      4,379            97
   PepsiCo                                                  21,630         1,114
   Safeway                                                   3,634            73
                                                                     -----------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,147
                                                                     ===========
   GAS/NATURAL GAS [0.3%]
   Questar                                                   5,510           162
                                                                     ===========
   HEALTHCARE PRODUCTS & SERVICES [1.5%]
   Express Scripts, Cl A*                                    3,388           156
   McKesson                                                  6,900           242
   Medtronic                                                12,097           357
   PerkinElmer                                               5,355            68

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Thermo Fisher Scientific*                                 1,302   $        47
   UnitedHealth Group                                        1,713            36
   Waters*                                                     247             9
                                                                     -----------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                      915
                                                                     ===========
   HOUSEHOLD FURNITURE & FIXTURES [1.0%]
   NVR*                                                        515           220
   Pulte Homes                                              33,930           371
                                                                     -----------
   TOTAL HOUSEHOLD FURNITURE & FIXTURES                                      591
                                                                     ===========
   INDUSTRIAL [0.3%]
   Robert Half International                                 8,340           149
                                                                     ===========
   INSURANCE [4.2%]
   Aflac                                                     5,639           109
   Chubb                                                    13,011           551
   Cincinnati Financial                                        666            15
   DaVita*                                                   3,600           158
   HCC Insurance Holdings                                   16,200           408
   Laboratory Corp of America Holdings*                      3,500           205
   Marsh & McLennan                                         19,810           401
   MetLife                                                   2,643            60
   Patterson*                                               12,700           240
   Progressive                                               1,950            26
   Prudential Financial                                      5,347           102
   Torchmark                                                   770            20
   Travelers                                                   387            16
   Unum Group                                               13,300           166
                                                                     -----------
   TOTAL INSURANCE                                                         2,477
                                                                     ===========
   INVESTMENT BANKER/BROKER DEALER [4.4%]
   BlackRock, Cl A                                           3,240           421
   Goldman Sachs Group                                       2,420           257
   JPMorgan Chase                                           21,142           562
   Morgan Stanley                                           20,664           470
   Northern Trust                                           10,175           609
   T Rowe Price Group                                        9,630           278
                                                                     -----------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                   2,597
                                                                     ===========
   MACHINERY [0.4%]
   Caterpillar                                               7,418           207
   Cummins                                                     577            15
   Dover                                                       863            23
                                                                     -----------
   TOTAL MACHINERY                                                           245
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 24
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA DIVERSIFIED EQUITY FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   MANUFACTURING [0.5%]
   Tyco International                                       16,050   $       314
                                                                     ===========
   MEDICAL PRODUCTS & SERVICES [2.1%]
   Baxter International                                      8,897           456
   Becton Dickinson                                            527            36
   Boston Scientific*                                       13,417           107
   Hospira*                                                    656            20
   Intuitive Surgical*                                         800            76
   St. Jude Medical*                                         4,602           167
   Stryker                                                   7,819           266
   WellPoint*                                                2,507            95
   Zimmer Holdings*                                          1,281            47
                                                                     -----------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,270
                                                                     ===========
   MEDICAL PRODUCTS MANUFACTURING [0.6%]
   Covidien                                                 11,175           371
                                                                     ===========
   METALS & MINING [0.5%]
   Barrick Gold                                              9,000           292
                                                                     ===========
   MULTI-MEDIA [0.2%]
   Walt Disney                                               4,928            89
                                                                     ===========
   OFFICE EQUIPMENT & SUPPLIES [0.2%]
   Avery Dennison                                            4,700           105
                                                                     ===========
   OFFICE FURNITURE & FIXTURES [0.2%]
   Salesforce.com*                                           3,380           111
                                                                     ===========
   PAPER & RELATED PRODUCTS [0.5%]
   International Paper                                       1,376            10
   Sealed Air                                               20,221           279
                                                                     -----------
   TOTAL PAPER & RELATED PRODUCTS                                            289
                                                                     ===========
   PETROLEUM & FUEL PRODUCTS [13.0%]
   Anadarko Petroleum                                       15,117           588
   Cameron International*                                   11,090           243
   Chesapeake Energy                                        24,500           418
   ChevronTexaco                                            11,553           777
   ConocoPhillips                                            8,863           347
   Enbridge                                                  7,180           207
   ENSCO International                                       3,386            89
   Exterran Holdings*                                       14,200           227
   Exxon Mobil                                              13,323           907
   Marathon Oil                                              5,841           154
   Murphy Oil                                                  488            22
   Nabors Industries*                                       12,809           128

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Noble                                                       344   $         8
   Noble Energy                                                704            38
   Occidental Petroleum                                      7,947           442
   Peabody Energy                                           12,330           309
   PetroHawk Energy*                                        10,180           196
   Petroleo Brasileiro, ADR                                  6,620           202
   Royal Dutch Shell, Cl B                                   7,300           318
   Southwestern Energy*                                     17,175           510
   Spectra Energy                                           18,300           259
   Transocean*                                               8,420           495
   Unit*                                                     9,600           201
   Valero Energy                                             5,200            93
   Weatherford International*                               21,110           234
   Williams                                                 22,550           257
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         7,669
                                                                     ===========
   PRINTING & PUBLISHING [0.3%]
   Pitney Bowes                                              4,417           103
   RR Donnelley & Sons                                       7,996            59
                                                                     -----------
   TOTAL PRINTING & PUBLISHING                                               162
                                                                     ===========
   RAILROADS [0.1%]
   Burlington Northern Santa Fe                                482            29
   CSX                                                       1,174            30
                                                                     -----------
   TOTAL RAILROADS                                                            59
                                                                     ===========
   REAL ESTATE INVESTMENT TRUST [0.1%]
   Plum Creek Timber                                         1,976            57
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [0.5%]
   Brookfield Asset Management,
   Cl A                                                     20,200           278
                                                                     ===========
   RETAIL [8.7%]
   Best Buy                                                 14,795           562
   Big Lots*                                                 6,351           132
   CVS                                                      21,482           590
   Family Dollar Stores                                      2,895            97
   Gap                                                       5,793            75
   Guess ?                                                   5,260           111
   Home Depot                                                5,838           137
   Kohl's*                                                  14,822           627
   Kroger                                                    4,433            94
   Limited Brands                                            3,763            33
   Lowe's                                                   15,680           286
   McDonald's                                                2,169           118
   RadioShack                                                3,003            26
   Sherwin-Williams                                            779            40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 25
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA DIVERSIFIED EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   Staples                                                  17,650   $       320
   Supervalu                                                19,800           283
   SYSCO                                                    10,533           240
   TJX                                                       1,897            49
   Walgreen                                                 10,700           278
   Wal-Mart Stores                                          17,023           887
   Whole Foods Market                                        3,280            55
   Yum! Brands                                               4,590           126
                                                                     -----------
   TOTAL RETAIL                                                            5,166
                                                                     ===========
   SEMI-CONDUCTORS [3.1%]
   Analog Devices                                            1,246            24
   Applied Materials                                        48,240           519
   Broadcom, Cl A*                                          11,360           227
   Intel                                                    43,745           658
   Lam Research*                                            12,420           283
   Texas Instruments                                         6,345           105
   Xilinx                                                    1,939            37
                                                                     -----------
   TOTAL SEMI-CONDUCTORS                                                   1,853
                                                                     ===========
   STEEL & STEEL WORKS [0.1%]
   Nucor                                                     1,807            69
                                                                     ===========
   TELECOMMUNICATIONS EQUIPMENT [0.5%]
   Nokia, ADR                                               24,600           287
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [5.1%]
   American Tower, Cl A*                                     8,160           248
   AT&T                                                     42,160         1,063
   CenturyTel                                                1,749            49
   China Mobile, ADR                                         8,580           373
   China Unicom Hong Kong, ADR                              16,710           174
   Corning                                                   3,151            42
   Embarq                                                      372            14
   MetroPCS Communications*                                 11,830           202
   Qwest Communications International                       28,508            98
   Verizon Communications                                   23,876           721
   Windstream                                                3,815            31
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   3,015
                                                                     ===========
   TRANSPORTATION SERVICES [1.3%]
   FedEx                                                     6,504           289
   Norfolk Southern                                            480            16
   Union Pacific                                             5,552           228
   United Parcel Service, Cl B                               4,300           212
                                                                     -----------
   TOTAL TRANSPORTATION SERVICES                                             745
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   TRUCKING [0.2%]
   Ryder System                                              4,998   $       141
                                                                     ===========
   WASTE MANAGEMENT SERVICES [0.2%]
   Waste Management                                          4,533           116
                                                                     ===========
   WATER UTILITIES [0.3%]
   Aqua America                                              9,880           198
                                                                     ===========
   WEB PORTALS/ISP [3.1%]
   Amazon.com*                                               6,736           495
   Google, Cl A*                                             2,074           722
   Juniper Networks*                                         1,715            26
   Symantec*                                                32,100           479
   VeriSign*                                                 6,394           121
                                                                     -----------
   TOTAL WEB PORTALS/ISP                                                   1,843
                                                                     ===========
   WHOLESALE [0.5%]
   Archer-Daniels-Midland                                    9,321           259
   Campbell Soup                                               790            22
                                                                     -----------
   TOTAL WHOLESALE                                                           281
                                                                     ===========
      TOTAL COMMON STOCK
         (Cost $74,911)                                                   57,808
                                                                     ===========
CASH EQUIVALENT [2.5%]
      AIM STIT-Treasury Portfolio, 0.170%**              1,474,696         1,475
                                                                     ===========
   TOTAL CASH EQUIVALENT
      (Cost $1,475)                                                        1,475
                                                                     ===========
   TOTAL INVESTMENTS [100.1%]
      (Cost $76,386)                                                 $    59,283
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $59,215,410.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL  -- CLASS

ISP -- INTERNET SERVICE PROVIDER

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 26
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA SOCIALLY RESPONSIBLE EQUITY FUND

SECTOR WEIGHTINGS*:

                              (PERFORMANCE GRAPH)

Financials                   17.6%
Energy                       16.5%
Health Care                  15.9%
Consumer Staples             12.9%
Information Technology        9.3%
Cash Equivalent               7.2%
Industrials                   6.8%
Materials                     6.5%
Telecommunication Services    4.0%
Consumer Discretionary        3.3%

*    Percentages based on total investments.

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
COMMON STOCK [92.5%]
   ADVERTISING [1.2%]
   CBS, Cl B                                               117,000   $       449
                                                                     ===========
   BANKS [6.1%]
   BOK Financial                                            10,000           345
   IntercontinentalExchange*                                 7,000           521
   US Bancorp                                               54,000           789
   Wells Fargo                                              40,000           570
                                                                     -----------
   TOTAL BANKS                                                             2,225
                                                                     ===========
   BIOMEDICAL RESEARCH & PRODUCTS [3.8%]
   Quest Diagnostics                                        29,000         1,377
                                                                     ===========
   CHEMICALS [2.9%]
   EI du Pont de Nemours                                    47,000         1,050
                                                                     ===========
   COMPUTER SOFTWARE [1.1%]
   Microsoft                                                21,000           386
                                                                     ===========
   COMPUTER SYSTEM DESIGN & SERVICES [1.7%]
   Dell*                                                    67,000           635
                                                                     ===========
   CONSUMER PRODUCTS & SERVICES [5.4%]
   Clorox                                                   20,500         1,056
   Kimberly-Clark                                           20,000           922
                                                                     -----------
   TOTAL CONSUMER PRODUCTS & SERVICES                                      1,978
                                                                     ===========
   DISTRIBUTORS [2.1%]
   Genuine Parts                                            25,000           747
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
   DRUGS [1.9%]
   Johnson & Johnson                                        13,000   $       684
                                                                     ===========
   ELECTRICAL EQUIPMENT [2.8%]
   Baldor Electric                                          30,000           435
   Emerson Electric                                         21,000           600
                                                                     -----------
   TOTAL ELECTRICAL EQUIPMENT                                              1,035
                                                                     ===========
   FINANCIAL SERVICES [2.8%]
   Nasdaq Stock Market*                                     53,000         1,038
                                                                     ===========
   FOOD, BEVERAGE & TOBACCO [1.8%]
   Kraft Foods, Cl A                                        29,000           646
                                                                     ===========
   HEALTHCARE PRODUCTS & SERVICES [3.8%]
   Cardinal Health                                          18,000           567
   McKesson                                                 23,000           806
                                                                     -----------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                    1,373
                                                                     ===========
   INSURANCE [6.3%]
   Laboratory Corp of America
   Holdings*                                                11,700           685
   Marsh & McLennan                                         48,500           982
   Patterson*                                               34,000           641
                                                                     -----------
   TOTAL INSURANCE                                                         2,308
                                                                     ===========
   MANUFACTURING [2.5%]
   Tyco International                                       45,875           897
                                                                     ===========
   MEDICAL PRODUCTS MANUFACTURING [2.8%]
   Covidien                                                 30,575         1,016
                                                                     ===========
   METALS & MINING [1.7%]
   Worthington Industries                                   70,000           610
                                                                     ===========
   OFFICE EQUIPMENT & SUPPLIES [1.5%]
   Avery Dennison                                           25,000           558
                                                                     ===========
   PAPER & RELATED PRODUCTS [1.9%]
   Packaging Corp of America                                53,500           697
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 27
schedule of investments
MARCH 31, 2009 (UNAUDITED)

AHA SOCIALLY RESPONSIBLE EQUITY FUND (CONCLUDED)

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
PETROLEUM & FUEL PRODUCTS [16.4%]
   Chesapeake Energy                                        80,000   $     1,365
   ConocoPhillips                                           25,000           979
   Exterran Holdings*                                       39,000           625
   Patterson-UTI Energy                                    119,000         1,066
   Spectra Energy                                           72,000         1,018
   Unit*                                                    45,000           941
                                                                     -----------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         5,994
                                                                     ===========
   REAL ESTATE INVESTMENT TRUST [2.8%]
   AMB Property                                             72,000         1,037
                                                                     ===========
   REAL ESTATE MANAGEMENT & DEVELOPMENT [3.0%]
   Brookfield Asset Management,
      Cl A                                                  80,000         1,102
                                                                     ===========
   RETAIL [5.7%]
   Supervalu                                                87,000         1,242
   Walgreen                                                 31,500           818
                                                                     -----------
   TOTAL RETAIL                                                            2,060
                                                                     ===========
   SEMI-CONDUCTORS [2.4%]
   Intel                                                    59,000           888
                                                                     ===========
   TELECOMMUNICATIONS EQUIPMENT [3.0%]
   Nokia, ADR                                               93,000         1,085
                                                                     ===========
   TELEPHONES & TELECOMMUNICATIONS [4.0%]
   AT&T                                                     29,000           731
   Verizon Communications                                   24,000           725
                                                                     -----------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                   1,456
                                                                     ===========
   WEB PORTALS/ISP [1.1%]
   Symantec*                                                27,000           403
                                                                     -----------
         TOTAL COMMON STOCK
            (Cost $53,350)                                                33,734
                                                                     ===========

DESCRIPTION                                               SHARES     VALUE (000)
-----------------------------------------------------   ----------   -----------
CASH EQUIVALENT [7.2%]
   AIM STIT-Treasury Portfolio,
      0.170%**                                           2,619,441   $     2,619
                                                                     -----------
         TOTAL CASH EQUIVALENT
            (Cost $2,619)                                                  2,619
                                                                     ===========
         TOTAL INVESTMENTS [99.7%]
            (Cost $55,974)                                           $    36,353
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $36,454,461.

*    NON-INCOME PRODUCING SECURITY.

**   THE RATE REPORTED IS THE 7-DAY CURRENT YIELD AS OF MARCH 31, 2009.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
ISP -- INTERNET SERVICE PROVIDER

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 28
statements of assets and liabilities (000)
MARCH 31, 2009 (UNAUDITED)

                                                     AHA            AHA                                       AHA
                                                   Limited         Full                         AHA         Socially
                                                  Maturity       Maturity         AHA       Diversified   Responsible
                                                Fixed Income   Fixed Income     Balanced       Equity        Equity
                                                    Fund           Fund           Fund          Fund          Fund
                                                ------------   ------------   -----------   -----------   -----------
ASSETS:
   Cost of securities                            $    37,941    $    43,117   $    13,194   $    76,386   $    55,974
                                                 -----------    -----------   -----------   -----------   -----------
   Investments in securities at value            $    37,138    $    42,476   $    11,546   $    59,283   $    36,353
   Dividend and interest receivable                      368            440            62            70            54
   Receivable for capital shares sold                     70              6            --             2            98
   Cash                                                   --              1            --            --            --
   Receivable for investment securities sold              --            235            38            44            --
   Prepaid Expenses                                        4              2             1             3             2
                                                 -----------    -----------   -----------   -----------   -----------
      Total Assets                                    37,580         43,160        11,647        59,402        36,507
                                                 -----------    -----------   -----------   -----------   -----------
LIABILITIES:
   Investment advisor fees payable                        15             18             7            36            22
   Distribution fees payable                               2              1            --             1             1
   Administrative fees payable                             1              2            --             2             1
   Payable for capital shares redeemed                 1,137             --            --             2             4
   Income distribution payable                            91            146            --            --            --
   Payable for investment securities --
      purchased                                           --            166            --           123            --
   Other accrued expenses                                 38             14             3            23            25
                                                 -----------    -----------   -----------   -----------   -----------
      Total Liabilities                                1,284            347            10           187            53
                                                 -----------    -----------   -----------   -----------   -----------
   NET ASSETS                                    $    36,296    $    42,813   $    11,637   $    59,215   $    36,454
                                                 ===========    ===========   ===========   ===========   ===========
NET ASSETS:
   Paid-in Capital
      (unlimited authorization --
      $0.01 par value)                           $    39,687    $    43,617   $    15,765   $   100,727   $    62,641
   Undistributed (distributions in excess of)
      net investment income                               (8)             1            --           (21)           10
   Accumulated net realized loss
      on investments                                  (2,580)          (164)       (2,480)      (24,388)       (6,576)
   Net unrealized depreciation
      on investments                                    (803)          (641)       (1,648)      (17,103)      (19,621)
                                                 -----------    -----------   -----------   -----------   -----------
   NET ASSETS                                    $    36,296    $    42,813   $    11,637   $    59,215   $    36,454
                                                 ===========    ===========   ===========   ===========   ===========
Institutional Class Shares ($ Dollars):
   Net Assets                                    $35,420,848    $42,091,377   $11,637,051   $54,701,394   $35,687,225
   Total shares outstanding at end of period       3,306,083      4,179,962     1,890,420     6,382,042     6,017,518
   Net asset value,  offering and
      redemption price per share
      (net assets / shares outstanding)          $     10.71    $     10.07   $      6.16   $      8.57   $      5.93
Class N Shares ($ Dollars):
   Net Assets                                    $   875,244    $   721,210           N/A   $ 4,514,016   $   767,236
   Total shares outstanding at end of period          81,592         71,648           N/A       525,159       129,536
   Net asset value,  offering and
      redemption price per share
      (net assets / shares outstanding)          $     10.73    $     10.07           N/A   $      8.60   $      5.92

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 29
statements of operations (000)
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)

                                                          AHA Limited Maturity Fixed   AHA Full Maturity Fixed
                                                                  Income Fund                Income Fund
                                                          --------------------------   -----------------------
INVESTMENT INCOME:
   Interest                                                         $  714                      $1,020
   Dividends                                                             4                           3
   Foreign taxes withheld                                               --                          --
                                                                    ------                      ------
      Total Investment Income                                          718                       1,023
                                                                    ------                      ------
EXPENSES:
   Investment Advisory Fees                                             98                         106
   Administration Fees                                                   9                          10
   Trustees' Fees and Expenses                                           1                           1
   Shareholder Servicing Fees -- Class N Shares                          1                           1
   Distribution Expense -- Class N Shares                                1                           1
   Transfer Agent Fees and Expenses                                     24                          16
   Custodian Fees and Expenses                                           8                           5
   Reports to Shareholders                                               7                           7
   Registration Fees                                                     2                           1
   Professional Fees                                                     2                           3
   Insurance and Other Expenses                                          8                           3
                                                                    ------                      ------
      Total Expenses                                                   161                         154
                                                                    ------                      ------
      Recovery of Investment Advisory Fees
         Previously Waived(1)                                           --                          --
   Less Waiver of:
      Shareholder Servicing Fees -- Class N Shares                      --                          (1)
      Distribution Expenses -- Class N Shares                           (1)                         --
      Advisory Fees                                                    (11)                         --
      Transfer Agent Fees                                               (1)                         (2)
                                                                    ------                      ------
   Net Expenses                                                        148                         151
                                                                    ------                      ------
NET INVESTMENT INCOME                                                  570                         872
                                                                    ------                      ------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                            (174)                        375
   Change in Net Unrealized Appreciation/(Depreciation)
      on Investments                                                   973                         347
                                                                    ------                      ------
      Net Realized and Unrealized
         Gain/(Loss) on Investments                                    799                         722
                                                                    ------                      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $1,369                      $1,594
                                                                    ======                      ======

(1)  SEE NOTE 3 FOR ADVISORY FEES RECOVERED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 30

                                                  AHA Socially Responsible
AHA Balanced Fund   AHA Diversified Equity Fund          Equity Fund
-----------------   ---------------------------   ------------------------
     $   120                 $     --                     $     --
          92                      755                          587
          --                       (3)                          (4)
     -------                 --------                     --------
         212                      752                          583
     -------                 --------                     --------
          45                      233                          148
           3                       14                            9
          --                        1                            1
          --                        6                            1
          --                        6                            1
           4                       27                           18
           2                        8                            6
           1                        9                            8
          --                        1                            1
           1                        4                            2
           1                        5                            2
     -------                 --------                     --------
          57                      314                          197
     -------                 --------                     --------
           3                       --                           --
          --                       (1)                          (1)
          --                       (5)                          --
          --                       --                           --
          --                       (3)                          (2)
     -------                 --------                     --------
          60                      305                          194
     -------                 --------                     --------
         152                      447                          389
     -------                 --------                     --------
      (1,742)                 (16,297)                      (5,353)
        (645)                  (8,025)                     (15,305)
     -------                 --------                     --------
      (2,387)                 (24,322)                     (20,658)
     -------                 --------                     --------
     $(2,235)                $(23,875)                    $(20,269)
     =======                 ========                     ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 31
statements of changes in net assets (000)
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, 2008

                                                            AHA Limited Maturity     AHA Full Maturity
                                                              Fixed Income Fund      Fixed Income Fund
                                                            --------------------    -------------------
                                                              2009        2008        2009        2008
                                                            --------    --------    --------    -------
OPERATIONS:
   Net Investment Income                                    $    570    $  2,643    $    872    $ 1,884
   Net Realized Gain (Loss) on Investments Sold                 (174)        175         375       (124)
   Change in Net Unrealized Appreciation
      (Depreciation) on Investments                              973      (1,857)        347     (1,027)
                                                            --------    --------    --------    -------
      Net Increase (Decrease) in Net Assets
         Resulting from Investment Operations                  1,369         961       1,594        733
                                                            --------    --------    --------    -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends to Shareholders from Net Investment Income:
   INSTITUTIONAL CLASS                                          (569)     (2,664)       (857)    (1,867)
   CLASS N                                                        (9)        (12)        (13)       (25)
   Distributions to Shareholders from Net Realized Gains:
   INSTITUTIONAL CLASS                                            --          --          --         --
   CLASS N                                                        --          --          --         --
                                                            --------    --------    --------    -------
      Total Dividends and Distributions to Shareholders         (578)     (2,676)       (870)    (1,892)
                                                            --------    --------    --------    -------
FUND SHARE TRANSACTIONS:
   FUND SHARE TRANSACTIONS: INSTITUTIONAL CLASS
   Net Proceeds from Shares Sold                               2,015      63,962         120        332
   Reinvestment of Dividends                                     386       2,170         681      1,285
   Cost of Shares Redeemed                                   (60,443)    (16,107)     (2,002)        --
                                                            --------    --------    --------    -------
      Total Fund Share Transactions Institutional Class      (58,042)     50,025      (1,201)     1,617
                                                            --------    --------    --------    -------
   FUND SHARE TRANSACTIONS: CLASS N
   Net Proceeds from Shares Sold                                 487         417         138        597
   Reinvestment of Dividends                                       9          12           9         16
   Cost of Shares Redeemed                                       (62)       (301)       (123)      (136)
                                                            --------    --------    --------    -------
      Total Fund Share Transactions Class N                      434         128          24        477
                                                            --------    --------    --------    -------
Net Increase (Decrease) in Net Assets from
   Capital Share Contributions                               (57,608)     50,153      (1,177)     2,094
                                                            --------    --------    --------    -------
      Total Increase (Decrease) in Net Assets                (56,817)     48,438        (453)       935
                                                            --------    --------    --------    -------
NET ASSETS:
   Beginning of period                                        93,113      44,675      43,266     42,331
                                                            --------    --------    --------    -------
   End of period*                                             36,296      93,113      42,813     43,266
                                                            ========    ========    ========    =======
   * Including Undistributed (Distributions in excess of)
     Net Investment Income of                               $     (8)   $     --    $      1    $    (1)
                                                            ========    ========    ========    =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 32

    AHA Balanced          AHA Diversified       AHA Socially Responsible
        Fund                Equity Fund               Equity Fund
-------------------    ---------------------    ------------------------
  2009       2008        2009        2008           2009        2008
-------    --------    --------    ---------      --------    --------

$   152    $    367    $    447    $     915      $    389    $    832
 (1,742)       (591)    (16,297)      (5,928)       (5,353)     (1,221)

   (645)     (1,808)     (8,025)     (18,893)      (15,305)     (9,649)
-------    --------    --------    ---------      --------    --------

 (2,235)     (2,032)    (23,875)     (23,906)      (20,269)    (10,038)
-------    --------    --------    ---------      --------    --------


   (156)       (375)       (455)        (862)         (423)       (795)
     --          --         (31)         (66)           (8)        (10)

     --        (890)         --      (12,355)           --      (2,724)
     --          --          --       (1,315)           --         (37)
-------    --------    --------    ---------      --------    --------
   (156)     (1,265)       (486)     (14,598)         (431)     (3,566)
-------    --------    --------    ---------      --------    --------


     --          --       4,918        9,453         5,435      17,318
    156         284         410        8,905           423       3,519
     --          --      (3,331)     (10,675)       (3,111)    (10,663)
-------    --------    --------    ---------      --------    --------
    156         284       1,997        7,683         2,747      10,174
-------    --------    --------    ---------      --------    --------

     --          --         102          349           436         491
     --          --          30        1,360             8          47
     --          --        (652)      (1,421)         (178)       (198)
-------    --------    --------    ---------      --------    --------
     --          --        (520)         288           266         340
-------    --------    --------    ---------      --------    --------

    156         284       1,477        7,971         3,013      10,514
-------    --------    --------    ---------      --------    --------
 (2,235)     (3,013)    (22,884)     (30,533)      (17,687)     (3,090)
-------    --------    --------    ---------      --------    --------

 13,872      16,885      82,099      112,632        54,141      57,231
-------    --------    --------    ---------      --------    --------
 11,637      13,872      59,215       82,099        36,454      54,141
=======    ========    ========    =========      ========    ========

$    --    $      4    $    (21)   $      18      $     10    $     52
=======    ========    ========    =========      ========    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 33
financial highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
AND THE YEAR ENDED SEPTEMBER 30, (UNLESS OTHERWISE INDICATED)





                                           NET
             NET                      REALIZED AND                                   NET
            ASSET                      UNREALIZED     DIVIDENDS    DISTRIBUTIONS     ASSET
            VALUE         NET        GAINS (LOSSES)    FROM NET        FROM          VALUE
          BEGINNING    INVESTMENT          ON         INVESTMENT      REALIZED        END
          OF PERIOD   INCOME(1)(3)   INVESTMENIS(1)     INCOME         GAINS       OF PERIOD
          ---------   ------------   --------------   ----------   -------------   ---------
AHA Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on December 22,1988)
2009*       $10.49      $0.16            $ 0.23       $(0.17)         $   --         $10.71
2008         10.59       0.37             (0.10)       (0.37)             --          10.49
2007         10.56       0.45              0.03        (0.45)             --          10.59
2006#        10.57       0.34              0.02        (0.37)             --          10.56
For the period July 1, through September 30,
2005+        10.61       0.06             (0.04)       (0.06)             --          10.57
For the years ended June 30,
2005         10.68       0.22             (0.06)       (0.22)(4)       (0.01)         10.61
2004         10.86       0.18             (0.18)       (0.18)             --          10.68
Class N (commenced operations on October 22, 2004)
2009*       $10.51      $0.14            $ 0.23       $(0.15)         $   --         $10.73
2008         10.61       0.35             (0.10)       (0.35)             --          10.51
2007         10.57       0.42              0.04        (0.42)             --          10.61
2006#        10.58       0.30              0.03        (0.34)             --          10.57
For the period July 1, through September 30,
2005+        10.62       0.05             (0.04)       (0.05)             --          10.58
For the period October 22, 2004 through June 30,
2005         10.77       0.14             (0.13)       (0.15)(4)       (0.01)         10.62
AHA Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
2009*       $ 9.90      $0.19            $ 0.18       $(0.20)         $   --         $10.07
2008         10.16       0.44             (0.26)       (0.44)             --           9.90
2007         10.16       0.45                --        (0.45)             --          10.16
2006##       10.35       0.43             (0.13)       (0.43)          (0.06)         10.16
For the period July 1, through September 30,
2005+        10.50       0.09             (0.15)       (0.09)             --          10.35
For the years ended June 30,
2005         10.39       0.38              0.20        (0.38)          (0.09)         10.50
2004         10.87       0.36(7)          (0.36)       (0.39)          (0.09)         10.39
Class N (commenced operations on May 11, 2004)
2009*       $ 9.89      $0.21            $ 0.16       $(0.19)         $   --         $10.07
2008         10.16       0.42             (0.27)       (0.42)             --           9.89
2007         10.16       0.42                --        (0.42)             --          10.16
2006##       10.36       0.40             (0.13)       (0.41)          (0.06)         10.16
For the period July 1, through September 30,
2005+        10.50       0.08             (0.14)       (0.08)             --          10.36
For the year ended June 30,
2005         10.39       0.34              0.22        (0.36)          (0.09)         10.50
For the period May 11, through June 30,
2004         10.32       0.04              0.09        (0.06)             --          10.39
AHA Balanced Fund
Institutional Class (commenced operations on October 20, 1988)
2009*       $ 7.44      $0.08            $(1.28)      $(0.08)         $   --         $ 6.16
2008          9.23       0.20             (1.30)       (0.20)          (0.49)          7.44
2007          9.77       0.23              0.62        (0.23)          (1.16)          9.23
2006###       9.76       0.18              0.59        (0.18)          (0.58)          9.77
For the period July 1, through September 30,
2005+         9.62       0.04              0.14        (0.04)             --           9.76
For the years ended June 30,
2005          8.98       0.16              0.64        (0.16)             --           9.62
2004          8.03       0.10(7)           0.97        (0.12)             --           8.98

                                    RATIO        RATIO
                                   OF NET       OF NET
                                  OPERATING    OPERATING
                                  EXPENSES     EXPENSES
                                 TO AVERAGE   TO AVERAGE       RATIO
                         NET     NET ASSETS   NET ASSETS      OF NET
                       ASSETS      BEFORE        AFTER       INVESTMENT
                       END OF     WAIVERS &    WAIVERS &       INCOME      PORTFOLIO
            TOTAL      PERIOD     RECOVERED    RECOVERED     TO AVERAGE     TURNOVER
            RETURN      (000)      FEES(2)      FEES(2)    NET ASSETS(2)     RATE(3)
          ---------   --------   ----------   ----------   -------------   --------
AHA Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on December 22, 1988)
2009*      3.71%      $ 35,421     0.81%       0.75%           2.92%          51%
2008       2.54         92,681     0.67        0.76**          3.44           79
2007       4.63         44,365     0.77        0.76            4.25           76
2006#      3.49         45,340     0.94        0.75            3.24           86
For the period July 1, through September 30,
2005+      0.20(5)     112,381     0.88(6)     0.86(6)         2.20(6)         4(5)
For the years ended June 30,
2005       1.53        128,501     0.79        0.78            2.01          109
2004      (0.05)       159,949     0.73        0.73            1.65           98
Class N (commenced operations on October 22, 2004)
2009*      3.58%      $    875     1.30%       0.99%           2.66%          51%
2008       2.29            432     0.92        1.00**          3.24           79
2007       4.47            310     1.02        1.00            3.99           76
2006#      3.17            358     1.18        1.00            2.88           86
For the period July 1, through September 30,
2005+      0.13(5)         822     1.11(6)     1.10(6)         1.95(6)         4(5)
For the period October 22, 2004 through June 30,
2005       0.12(5)       1,070     1.07(6)     1.03(6)         1.75(6)       109
AHA Full Maturity Fixed Income Fund
Institutional Class (commenced operations on October 20, 1988)
2009*      3.82%      $ 42,092     0.71%       0.70%           4.09%          27%
2008       1.76         42,579     0.64        0.64**          4.32           34
2007       4.48         42,096     0.73        0.79**          4.48           55
2006##     3.03         30,398     0.87        0.80**          4.20           91
For the period July 1, through September 30,
2005+     (0.57)(5)    31,764     0.83(6)     1.00(6)**       3.37(6)        17(5)
For the years ended June 30,
2005       5.72         31,960     0.95        1.00**          3.58           144
2004       0.08         28,958     0.98        1.00**          3.40           302
Class N (commenced operations on May 11, 2004)
2009*      3.79%      $    721     1.21%       0.95%           3.84%          27%
2008       1.42            687     0.89        0.89            4.02           34
2007       4.23            235     0.99        1.04**          4.23           55
2006##     2.67            145     1.12        1.05**          3.95           91
For the period July 1, through September 30,
2005+     (0.54)(5)        134     1.08(6)     1.25(6)**       3.12(6)        17(5)
For the year ended June 30,
2005       5.46            134     1.20        1.25**          3.33          144
For the period May 11, through June 30,
2004       1.29(5)         104     1.15(7)     1.25(7)**       3.27(7)       302(5)
AHA Balanced Fund
Institutional Class (commenced operations on October 20, 1988)
2009*     (16.10)%    $ 11,637     0.96%       1.00%**         2.54%          38%
2008      (12.68)       13,872     0.91        1.00**          2.42           88
2007        9.47        16,885     1.00        1.00            2.45          128
2006###     8.32        17,836     1.11        1.00            1.83           74
For the period July 1, through September 30,
2005+       1.87(5)     18,352     1.10(6)     0.98(6)         1.54(6)        14(5)
For the years ended June 30,
2005        8.97        18,088     1.25        1.20            1.69           99
2004       13.41        16,930     1.31        1.50            1.14           70

+    THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

# ON OCTOBER 3, 2005, THE LIMITED MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA LIMITED MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

## ON OCTOBER 3, 2005, THE FULL MATURITY FIXED INCOME FUND WAS REORGANIZED INTO THE AHA FULL MATURITY FIXED INCOME FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

### ON OCTOBER 3, 2005, THE BALANCED FUND WAS REORGANIZED INTO THE AHA BALANCED FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

*    FOR THE SIX MONTHS ENDED MARCH 31, 2009.

** RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)  RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(4) INCLUDES A TAX RETURN OF CAPITAL WHICH IS LESS THAN $0.01 PER SHARE, FOR THE FUND FOR THE YEAR ENDED JUNE 30, 2005.

(5)  NOT ANNUALIZED.

(6)  ANNUALIZED.

(7) NET INVESTMENT INCOME PER SHARE IS CALCULATED USING ENDING BALANCES PRIOR TO CONSIDERATION OF ADJUSTMENTS FOR PERMANENT BOOK AND TAX DIFFERENCES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 34






                                         NET
             NET                   REALIZED AND                                    NET
            ASSET                    UNREALIZED      DIVIDENDS   DISTRIBUTIONS   ASSET
            VALUE         NET      GAINS (LOSSES)    FROM NET        FROM         VALUE
          BEGINNING   INVESTMENT         ON         INVESTMENT      REALIZED     END OF
          OF PERIOD    INCOME(3)   INVESTMENIS(3)     INCOME         GAINS       PERIOD
          ---------   ----------   --------------   ----------   -------------   ------
AHA Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
2009*       $12.19    $ 0.07           $(3.62)        $(0.07)       $   --       $ 8.57
2008         18.48      0.14            (3.84)         (0.14)        (2.45)       12.19
2007         18.17      0.18             1.89          (0.18)        (1.58)       18.48
2006#        17.42      0.15             1.55          (0.15)        (0.80)       18.17
For the period July 1, through September 30,
2005+        16.79      0.02             0.63          (0.02)           --        17.42
For the years ended June 30,
2005         15.39      0.13             1.40          (0.13)           --        16.79
2004         12.74      0.10             2.65          (0.10)           --        15.39
Class N (commenced operations on December 30, 2002)
2009*      $ 12.22    $ 0.05           $(3.61)       $ (0.06)       $   --       $ 8.60
2008         18.52      0.11            (3.85)         (0.11)        (2.45)       12.22
2007         18.21      0.13(7)          1.89          (0.13)        (1.58)       18.52
2006#        17.46      0.11             1.55          (0.11)        (0.80)       18.21
For the period July 1, through September 30,
2005+        16.83      0.01             0.63          (0.01)           --        17.46
For the years ended June 30,
2005         15.43      0.09             1.40          (0.09)           --        16.83
2004         12.75      0.06             2.65          (0.03)           --        15.43
AHA Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2009*       $ 9.51    $ 0.07           $(3.58)        $(0.07)       $   --       $ 5.93
2008         12.12      0.16            (2.04)         (0.15)        (0.58)        9.51
2007         10.91      0.14             1.36          (0.14)        (0.15)       12.12
2006##       10.28      0.12             0.67          (0.11)        (0.05)       10.91
For the period July 1, through September 30,
2005+         9.70      0.02             0.58          (0.02)           --        10.28
For the period January 3, through June 30,
2005         10.00      0.05            (0.30)         (0.05)           --         9.70
Class N (commenced operations on August 12, 2005)
2009*       $ 9.50    $ 0.06           $(3.58)        $(0.06)       $   --       $ 5.92
2008         12.11      0.14            (2.05)         (0.12)        (0.58)        9.50
2007         10.90      0.12             1.36          (0.11)        (0.16)       12.11
2006##       10.28      0.09             0.67          (0.09)        (0.05)       10.90
For the period August 12, through September 30,
2005       10.17        0.01             0.12          (0.02)           --        10.28

                                   RATIO        RATIO
                                  OF NET       OF NET
                                 OPERATING    OPERATING
                                 EXPENSES     EXPENSES
                                TO AVERAGE   TO AVERAGE
                                NET ASSETS   NET ASSETS       RATIO
                        NET       BEFORE        AFTER         OF NET
                      ASSETS      WAIVERS      WAIVERS      INVESTMENT
                      END OF        AND          AND          INCOME         PORTFOLIO
            TOTAL     PERIOD     RECOVERED    RECOVERED      TO AVERAGE       TURNOVER
           RETURN      (000)    FEES(2)(3)   FEES(2)(3)   NET ASSETS(2)(3)    RATE(4)
          --------   --------   ----------   ----------   ----------------   ---------
AHA Diversified Equity Fund
Institutional Class (commenced operations on October 20, 1988)
2009*     (29.12)%   $ 54,701     0.97%        0.96%           1.46%            48%
2008      (22.73)      74,997     0.94         0.97**          0.98            143
2007       11.93      102,232     1.02         0.99            0.98            116
2006#      10.16       94,653     1.09         1.01            0.87             99
For the period July 1, through September 30,
2005+       3.88(5)    81,447     1.08(6)      1.13(6)         0.46(6)          20(5)
For the years ended June 30,
2005        9.95       81,510     1.07         1.05            0.78            128
2004       21.60       68,068     1.02         1.02            0.67             98
Class N (commenced operations on December 30, 2002)
2009*     (29.14)%   $  4,514     1.47%        1.21%           1.20%            48%
2008      (22.93)       7,102     1.19         1.22**          0.74            143
2007       11.62       10,400     1.24         1.27            0.73            116
2006#       9.87       11,122     1.34         1.26            0.62             99
For the period July 1, through September 30,
2005+       3.81(5)     9,451     1.34(6)      1.38(6)         0.20(6)          20(5)
For the years ended June 30,
2005        9.66        8,842     1.32         1.30            0.53            128
2004       21.24        7,392     1.27         1.27            0.42             98
AHA Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2009*     (36.93)%   $ 35,687     0.99%        0.98%           1.98%            32%
2008      (16.24)      53,256     0.90         0.99**          1.51             41
2007       13.89       56,490     1.00         0.94**          1.19             29
2006##      7.69       45,003     1.12         1.04**          1.10             29
For the period July 1, through September 30,
2005+       6.20(5)    21,795     1.24(6)      1.15(6)**       0.90(6)           7(5)
For the period January 3, through June 30,
2005       (2.48)(5)   20,510     1.16(6)      1.12(6)**       1.43(6)          48(5)
Class N (commenced operations on August 12, 2005)
2009*     (37.05)%   $    767     1.49%        1.23%           1.76%            32%
2008      (16.46)         885     1.15         1.24**          1.26             41
2007       13.64          741     1.25         1.19**          0.94             29
2006##      7.40          281     1.37         1.29**          0.80             29
For the period August 12, through September 30,
2005        1.27(5)        15     1.69(6)      1.43(6)**       0.74(6)           7(5)

+    THE FUND'S FISCAL AND TAX YEAR-END CHANGED FROM JUNE 30 TO SEPTEMBER 30.

# ON OCTOBER 3, 2005, THE DIVERSIFIED EQUITY FUND WAS REORGANIZED INTO THE AHA DIVERSIFIED EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

## ON OCTOBER 3, 2005, THE SOCIALLY RESPONSIBLE EQUITY FUND WAS REORGANIZED INTO THE AHA SOCIALLY RESPONSIBLE EQUITY FUND, A NEWLY ESTABLISHED SERIES OF THE CNI CHARTER FUNDS. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR MORE INFORMATION.

*    FOR THE SIX MONTHS ENDED MARCH 31, 2009.

** RATIO INCLUDES WAIVERS AND PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED.THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

(1) INFORMATION PRESENTED RELATES TO A SHARE OF CAPITAL STOCK OUTSTANDING FOR THE ENTIRE PERIOD.

(2)  RATIOS INCLUDE ALL MANAGEMENT FEES AND EXPENSES.

(3) FOR THE PERIOD FROM NOVEMBER 1, 2001 THROUGH JUNE 30, 2003, THE FUND INVESTED SUBSTANTIALLY ALL OF ITS ASSETS IN A SEPARATE SERIES OF A MUTUAL FUND CALLED THE CCM ADVISORS FUNDS (THE "MASTER PORTFOLIO"), AND AS A RESULT, THE PER SHARE AMOUNTS AND PERCENTAGES REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF INCOME AND EXPENSES IN THE MASTER PORTFOLIO. THE MASTER PORTFOLIO HAD SUBSTANTIALLY SIMILAR OBJECTIVES, STRATEGIES AND POLICIES AS THE FUND.

(4) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED. FOR PERIODS LESS THAN 1 YEAR, PORTFOLIO TURNOVER RATE HAS NOT BEEN ANNUALIZED.

(5)  NOT ANNUALIZED.

(6)  ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         AHA INVESTMENT FUNDS | PAGE 35
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

1.   ORGANIZATION

The AHA Investment Funds (the "AHA Funds") are series of CNI Charter Funds (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust was organized as a business trust under the laws of Delaware on October 28, 1996. Each of the AHA Funds commenced operations on October 3, 2005, the effective date of the reorganization of each corresponding series (each a "Predecessor Fund" and collectively the "Predecessor Funds") of AHA Investment Funds, Inc. (the "AHA Company"), a registered investment company organized on March 14, 1988 under the laws of Maryland. On May 17, 2005, the Board of Directors of the AHA Company approved the reorganization of the Predecessor Funds into the newly established corresponding AHA Fund series of the Trust.

The AHA Funds currently offer the following series of shares: the AHA Limited Maturity Fixed Income Fund (the "Limited Maturity Fund"), the AHA Full Maturity Fixed Income Fund (the "Full Maturity Fund"), the AHA Balanced Fund (the "Balanced Fund"), the AHA Diversified Equity Fund (the "Diversified Fund"), and the AHA Socially Responsible Equity Fund (the "Socially Responsible Fund") (each a "Fund" and, collectively, the "Funds"). The shares of common stock of the Funds are divided into two classes: Class N Shares and Institutional Class Shares. As of March 31, 2009, only the Institutional Class Shares of the Funds and the Class N Shares of the Limited Maturity Fund, the Full Maturity Fund, the Diversified Fund, and the Socially Responsible Fund had commenced operations.

Expenses related to the reorganization and reimbursements to CCM Advisors, LLC for reorganization related expenses were incurred and paid by the Funds. These amounts are subject to recapture through the year ended September 30, 2009.

2.   SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair values; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The Funds held no fair valued securities as of March 31, 2009.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a


                         AHA INVESTMENT FUNDS | PAGE 36
three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments carried at value ($ Thousands):

Investments in Securities            Level 1   Level 2   Level 3    Total
-------------------------            -------   -------   -------   -------
Limited Maturity Fixed Income Fund   $ 1,611   $35,527     $--     $37,138
Full Maturity Fixed Income Fund        1,117    41,359      --      42,476
Balanced Fund                          6,269     5,277      --      11,546
Diversified Equity Fund               59,283        --      --      59,283
Socially Responsible Equity Fund      36,353        --      --      36,353

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method.

EXPENSE ALLOCATION - Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.

CLASSES - Class-specific expenses are borne by the class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net asset value each day.

FUND DISTRIBUTIONS - The Limited Maturity Fund and the Full Maturity Fund declare and pay income dividends from net investment income monthly.

In the Balanced Fund, the Diversified Fund and the Socially Responsible Fund, dividends from net investment income are declared and paid quarterly. Distributions from net realized capital gains are distributed to shareholders at least annually.

3.   INVESTMENT ADVISOR AND SUB-ADVISOR AGREEMENTS

The Funds have an Investment Management Agreement dated October 1, 2005 (the "Agreement") with CCM Advisors, LLC (the "Advisor"), an affiliate of City National Asset Management, Inc. ("CNAM, Inc."), with which certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the annual rate of 0.50% of each Fund's average daily net assets for the Limited Maturity Fund and the Full Maturity Fund, and an annual rate of 0.75% of each Fund's average daily net assets for the Balanced Fund, Diversified Fund and the Socially Responsible Fund. Effective November 1, 2006, the Advisor has contractually agreed to pay all operating expenses in excess of the annual rates presented below as applied to each Fund's average daily net assets.

                Expense Cap (as a % of average daily net assets)

                       Limited     Full                                Socially
                      Maturity   Maturity   Balanced   Diversified   Responsible
                        Fund       Fund       Fund         Fund          Fund
                      --------   --------   --------   -----------   -----------
Institutional Class     1.00%      1.00%      1.00%       1.25%         1.25%
Class N                 1.25%      1.25%       N/A        1.50%         1.50%

Any fee reductions or expense reimbursements may be repaid to the Advisor within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.


                         AHA INVESTMENT FUNDS | PAGE 37
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

During the six months ended March 31, 2009, the Board of Trustees approved the reimbursement of previously waived fees by the Advisor in the amount of $2,838 in the Balanced Fund.

As of March 31, 2009, fees which were previously waived by the Advisor which may be subject to possible future reimbursement to the Advisor were as follows:

                        Potential Amount of
Fund                       Recovery (000)     Expiration
----                    -------------------   ----------
Limited Maturity Fund           $64              2009
                                  3              2010
                                 11              2012
Balanced Fund                     7              2009
                                  1              2011

THE PATTERSON CAPITAL CORPORATION and CNAM, INC. act as the sub-advisors with respect to the Limited Maturity Fund and are paid by the Advisor.

ROBERT W. BAIRD & CO., INCORPORATED and BOYD WATTERSON ASSET MANAGEMENT, LLC act as sub-advisors with respect to the AHA Full Maturity Fund and are paid by the Advisor.

ROBERT W. BAIRD & CO., INCORPORATED and FREEMAN INVESTMENT MANAGEMENT CO., LLC act as sub-advisors with respect to the Balanced Fund and are paid by the Advisor.

AMBS INVESTMENT COUNSEL, LLC, FREEMAN INVESTMENT MANAGEMENT, CO., LLC AND SKBA CAPITAL MANAGEMENT, LLC act as sub-advisors with respect to the Diversified Fund and are paid by the Advisor. Effective February 29, 2008, TURNER INVESTMENT PARTNERS, INC. commenced acting as sub-advisor for a portion of the Diversified Fund and is paid by the Advisor.

SKBA CAPITAL MANAGEMENT, LLC acts as the sub-advisor with respect to the Socially Responsible Fund and is paid by the Advisor.

4.   ADMINISTRATION, TRANSFER AGENT DISTRIBUTION AND SHAREHOLDER SERVICES
     AGREEMENTS

Pursuant to an administration agreement dated April 1, 1999, as amended (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the AHA Funds' administrator. Effective with the reorganization into the CNI Charter Funds on October 3, 2005, under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion, but not exceeding $7.5 billion, and 0.02% of aggregate average net assets of the Trust exceeding $7.5 billion.

The AHA Funds have adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class N Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Class N Shares of each Fund.

SEI Investments Management Corporation (the "Transfer Agent") serves as transfer agent for the Trust and provides services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees. Citigroup Fund Services, LLC serves as sub-transfer agent for the AHA Funds and provides services at an annual rate of $14,000 per share class.

U.S. Bank, N.A. (the "Custodian") serves as custodian for the Trust. The Custodian plays no role in determining the investment policies of the AHA Funds or which securities are to be purchased or sold by the AHA Funds.

The Trust has entered into a Shareholder Servicing Agreement that permits payment of compensation to CCM Advisors, LLC ("CCMA"), which provides certain shareholder support for its customers who own Class N Shares. In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of each Fund's average daily net assets. CCMA has agreed to voluntarily waive portions of its shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2009, CCMA received Shareholder Servicing fees from the Trust in the amount of $4,983.

Certain officers of the Trust are also officers of the Advisor, CNAM, Inc. or the Administrator. Such officers are paid no fees by the Trust or the AHA Funds for serving as officers of the Funds.

5.   FEDERAL INCOME TAXES

It is each Fund's policy to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and each Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no Federal income tax provision is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.


                         AHA INVESTMENT FUNDS | PAGE 38

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2008 and September 30, 2007 are shown below (000s):

                            Ordinary     Long-term
                             Income    Capital Gain    Total
Fund                          (000)        (000)       (000)
----                        --------   ------------   -------
Limited Maturity Fund
   September 2008            $2,676       $   --      $ 2,676
   September 2007             1,857           --        1,857
Full Maturity Fund
   September 2008            $1,892       $   --      $ 1,892
   September 2007             1,626           --        1,626
Balanced Fund
   September 2008            $  714       $  551      $ 1,265
   September 2007               997        1,553        2,550
Diversified Fund
   September 2008            $5,167       $9,431      $14,598
   September 2007             3,146        6,832        9,978
Socially Responsible Fund
   September 2008            $1,565       $2,001      $ 3,566
   September 2007               629          659        1,288

As of September 30, 2008, the components of Accumulated Losses on a tax basis were as follows (000s):

                        Undistributed   Undistributed      Capital                       Unrealized        Other         Total
                           Ordinary       Long-term          Loss       Post-October    Appreciation     Temporary    Accumulated
                            Income       Capital Gain   Carryforwards      Losses      (Depreciation)   Differences      Losses
Fund                        (000)           (000)           (000)           (000)           (000)          (000)         (000)
----                    -------------   -------------   -------------   ------------   --------------   -----------   -----------
Limited Maturity Fund        $261            $--           $(2,407)       $    --         $ (1,776)        $(260)      $ (4,182)
Full Maturity Fund            154             --              (397)          (127)          (1,002)         (156)        (1,528)
Balanced Fund                   5             --                --           (654)          (1,088)           --         (1,737)
Diversified Fund               18             --                --         (7,049)         (10,120)           --        (17,151)
Socially Responsible
   Fund                        53             --               (81)        (1,126)          (4,333)           --         (5,487)

During the year ended September 30, 2008, the following Funds utilized capital loss carryforwards to offset capital gains amounting to (000):

Limited Maturity Fund   $55
Full Maturity Fund        1

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2008, the breakdown of capital loss carryforwards was as follows (000s):

                                            Expiring
                        -----------------------------------------------
                         2012    2013    2014    2015     2016    Total
Fund                    (000)   (000)   (000)    (000)   (000)    (000)
----                    -----   -----   -----   ------   -----   ------
Limited Maturity Fund    $22     $838    $133   $1,414    $--    $2,407
Full Maturity Fund        --       63      45      289     --       397
Socially Responsible      --       --      --       --     81        81

The Federal tax cost, the aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2009 for each of the Funds were as follows (000s):

                                         Aggregate      Aggregate
                                           Gross          Gross           Net
                             Federal    Unrealized     Unrealized     Unrealized
                            Tax Cost   Appreciation   Depreciation   Depreciation
Fund                          (000)        (000)         (000)           (000)
----                        --------   ------------   ------------   ------------
Limited Maturity Fund        $37,941      $  429        $ (1,232)     $   (803)
Full Maturity Fund            43,117       1,565          (2,206)         (641)
Balanced Fund                 13,194         317          (1,965)       (1,648)
Diversified Fund              76,386       1,944         (19,047)      (17,103)
Socially Responsible Fund     55,974         447         (20,068)      (19,621)


                         AHA INVESTMENT FUNDS | PAGE 39
notes to financial statements
MARCH 31, 2009 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (000S):

The share transactions for the six months ended March 31, 2009 and the year ended September 30, 2008 are as follows:

                        Limited Maturity       Full Maturity
                           Fund (000)           Fund (000)        Balanced Fund (000)
                      -------------------   -------------------   -------------------
                      03/31/09   09/30/08   03/31/09   09/30/08   03/31/09   09/30/08
                      --------   --------   --------   --------   --------   --------
INSTITUTIONAL CLASS
   Shares Sold            188      5,951        12         33        --         --
   Shares Issued in
      Reinvestment
      of Dividends         36        203        68        126        25         36
   Shares Redeemed     (5,752)    (1,508)     (202)        --        --         --
                       ------     ------      ----        ---       ---        ---
   Total Net Change    (5,528)     4,646      (122)       159        25         36
                       ======     ======      ====        ===       ===        ===
CLASS N
   Shares Sold             --         39        13        58
   Shares Issued in
      Reinvestment
      of Dividends         46          1         1         1
   Shares Redeemed         (6)       (28)      (12)      (13)
                          ---        ---       ---       ---
   Total Net Change        40         12         2        46
                          ===        ===       ===       ===

                                                  Socially
                           Diversified          Responsible
                           Fund (000)            Fund (000)
                      -------------------   -------------------
                      03/31/09   09/30/08   03/31/09   09/30/08
                      --------   --------   --------   --------
INSTITUTIONAL CLASS
   Shares Sold           536        630        817       1,635
   Shares Issued in
      Reinvestment
      of Dividends        47        585         66         324
   Shares Redeemed      (355)      (593)      (464)     (1,021)
                        ----       ----       ----      ------
   Total Net Change      228        622        419         938
                        ====       ====       ====      ======
CLASS N
   Shares Sold            11         24         60          47
   Shares Issued in
      Reinvestment
      of Dividends         4         89          1           4
   Shares Redeemed       (71)       (93)       (25)        (19)
                        ----       ----       ----      ------
   Total Net Change      (56)        20         36          32
                        ====       ====       ====      ======

7. SECURITIES TRANSACTIONS

Purchases and sales and maturities of investment securities, other than short-term investments, for the six months ended March 31, 2009 were as follows:

                                  Purchases         Sales & Maturities
                            --------------------   --------------------
                            U.S. Gov't    Other    U.S. Gov't    Other
Fund                           (000)      (000)       (000)      (000)
----                        ----------   -------   ----------   -------
Limited Maturity Fund         $12,908    $ 8,112     $50,742    $24,182
Full Maturity Fund              3,749      6,985       8,452      3,827
Balanced Fund                      --      5,019         286      3,913
Diversified Fund                   --     32,602          --     30,450
Socially Responsible Fund          --     15,338          --     12,393


                         AHA INVESTMENT FUNDS | PAGE 40

8. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


                         AHA INVESTMENT FUNDS | PAGE 41
disclosure of fund expenses (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class specific distribution fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                         BEGINNING     ENDING                 EXPENSES
                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                           VALUE       VALUE       EXPENSE     DURING
                                          10/1/08     3/31/09      RATIOS      PERIOD*
                                         ---------   ---------   ----------   --------
AHA LIMITED MATURITY FIXED INCOME FUND
ACTUAL FUND RETURN
Institutional Class                      $1,000.00   $1,037.10      0.75%       $3.81
Class N                                   1,000.00    1,035.80      0.99%        5.02
HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    1,021.19      0.75%       $3.78
Class N                                   1,000.00    1,020.00      0.99%        4.99
AHA FULL MATURITY FIXED INCOME FUND
ACTUAL FUND RETURN
Institutional Class                      $1,000.00   $1,038.20      0.70%       $3.56
Class N                                   1,000.00    1,037.90      0.95%        4.83
HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00   $1,021.44      0.70%       $3.53
Class N                                   1,000.00    1,020.19      0.95%        4.78
AHA BALANCED FUND
ACTUAL FUND RETURN
Institutional Class                      $1,000.00   $  839.00      1.00%       $4.58
HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    1,019.95      1.00%       $5.04

                                         BEGINNING     ENDING                 EXPENSES
                                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                           VALUE       VALUE       EXPENSE     DURING
                                          10/1/08     3/31/09      RATIOS      PERIOD*
                                         ---------   ---------   ----------   --------
AHA DIVERSIFIED EQUITY FUND
ACTUAL FUND RETURN
Institutional Class                      $1,000.00   $  708.80        0.96%        $4.09
Class N                                   1,000.00      708.60        1.21%         5.15
HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    1,020.14       0.96%        $4.84
Class N                                   1,000.00    1,018.90       1.21%         6.89
AHA SOCIALLY RESPONSIBLE EQUITY FUND
ACTUAL FUND RETURN
Institutional Class                      $1,000.00   $  630.70        0.98%        $3.98
Class N                                   1,000.00      629.50        1.23%         5.00
HYPOTHETICAL 5% RETURN
Institutional Class                      $1,000.00    1,020.04       0.98%        $4.94
Class N                                   1,000.00    1,018.80       1.23%         6.19

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period).


                         AHA INVESTMENT FUNDS | PAGE 42
approval of sub-advisory agreements (UNAUDITED)

The Board of Trustees (the "Board") of CNI Charter Funds (the "Trust") is comprised of five Trustees, four of whom are independent of the Trust's investment advisors and sub-advisors (the "Independent Trustees"). During the six months ended March 31, 2009, the Board and the Independent Trustees approved new sub-advisory agreements between CCM Advisors, LLC ("CCMA") and Boyd Watterson Asset Management, LLC ("Boyd"), with respect to a portion of the AHA Full Maturity Fixed Income Fund (the "Full Maturity Fund"); and CCMA and Freeman Investment Management Co., LLC ("Freeman"), with respect to portions of the AHA Balanced Fund (the "Balanced Fund") and AHA Diversified Equity Fund (the "Diversified Equity Fund") (collectively, the "Agreements"). Boyd was an existing sub-advisor to the Full Maturity Fund. However, under the Investment Company Act of 1940 the acquisition of Boyd by Titanium Asset Management Corp. automatically terminated its existing sub-advisory agreement with the Full Maturity Fund. Freeman is a new investment management firm formed by Freeman Associates Investment Management, LLC ("Freeman Associates"), an existing sub-advisor to the Balanced Fund and Diversified Equity Fund, and Investment Science Corporation.

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its review of the Agreements. In connection with their deliberations, the Trustees considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the services to be performed by Boyd and Freeman. In considering these matters, the Independent Trustees discussed the approval of the Agreements with management and in private sessions with counsel at which no representatives of CCMA, Boyd or Freeman were present.

The Board reviewed extensive materials regarding the investment results of the Funds and the portions of the Funds managed by Boyd and Freeman Associates, advisory fee comparisons, financial and profitability information provided by Boyd and Freeman, descriptions of various functions such as compliance monitoring and portfolio trading practices, and personnel providing investment management and administrative services to the Funds. They also took into account information they received at past Board meetings with respect to these matters.

In deciding to approve each Agreement, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

BOYD

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by Boyd, the Board considered a variety of matters, including the background, education and experience of Boyd's key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Full Maturity Fund; information about its parent company; and the overall general quality and depth of its organization. The Board also reviewed Boyd's investment philosophy and processes as well as its brokerage and trading practices. The Board noted Boyd's representation that there would be no material changes in its investment staff or operations in connection with the change of control.

INVESTMENT PERFORMANCE

The Board assessed the performance of the Full Maturity Fund and Boyd Watterson's portion of the Fund compared with the Fund's benchmarks and the average of all funds in its peer group category selected by Lipper, Inc. for one-year, two-year and since-inception periods ended September 30, 2008. The Board noted that the returns for Boyd Watterson's portion of the Full Maturity Fund were above those of the Full Maturity Fund, the average returns of the Lipper Corporate A-Rated Debt Funds classification, the Barclays Capital US Aggregate Bond Index and the Barclays Capital Intermediate US Government/Credit Index for all periods (except for the Barclays Capital US Aggregate Bond Index for the one-year and since-inception periods).

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the sub-advisory fees charged by Boyd and observed that Boyd Watterson's sub-advisory fee with respect to the Fund was competitive with the sub-advisory fees it charges with respect to other mutual funds. The Board also noted that Boyd Watterson does not manage any non-investment company accounts with similar mandates to that of the Full Maturity Fund. The Board observed that the asset levels of the Full Maturity Fund were relatively small and were not currently likely to lead to significant economies of scale.


                         AHA INVESTMENT FUNDS | PAGE 43
approval of sub-advisory agreements (UNAUDITED) (CONTINUED)

The Board also considered the information prepared by Boyd relating to its costs and profits, as well as the benefits received by Boyd and its affiliates as a result of its relationship with the Full Maturity Fund, including Boyd's receipt of sub-advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund's performance.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the terms of the Agreement were fair and reasonable in light of the nature and quality of the services proposed to be provided by Boyd to the Full Maturity Fund and its shareholders.

FREEMAN

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services to be provided by Freeman, the Board considered a variety of matters, including the background, education and experience of Freeman's key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also reviewed Freeman's investment philosophy and processes as well as its brokerage and trading practices.

INVESTMENT PERFORMANCE

The Board assessed the performance of the Balanced Fund and the Diversified Equity Fund and Freeman Associates' portions of those Funds compared with those Funds' benchmarks and the average of all funds in their peer group categories selected by Lipper, Inc. for periods ended December 31, 2008.The Board observed that the annualized total returns for Freeman Associates' portion of the Balanced Fund were below the returns of the Balanced Fund, its Blended Index (which is an index composed of 60% in the S&P 500 Index, 30% in the Barclays US Aggregate Bond Index and 10% in the Merrill Lynch 3-Month U.S.Treasury Index), and the Lipper Mixed-Asset Target Allocation Growth Funds average; above the S&P 500 Index for the one-year, five-year and since-inception periods ending December 31, 2008; and below all those measures for the three-year period. With respect to the Diversified Equity Fund, the Board noted that Freeman Associates' portion of the Fund had outperformed the returns of the Fund, the S&P 500 Index and the Lipper Multi-Cap Core Funds average for the one-, three-, five-, and ten-year and since-inception periods ending December 31, 2008, except the S&P 500 Index for the three-year period, and the Fund and the Lipper Multi-Cap Core Funds average for the ten-year period.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the sub-advisory fees to be charged by Freeman with respect to the Balanced Fund and the Diversified Equity Fund and observed that the fees were reasonable. They noted that Freeman's sub-advisory fees with respect to the Funds were lower than the fees it will charge with respect to other clients in its large cap core value strategy. The Board also noted that the asset levels of those Funds were relatively small and were not currently likely to lead to significant economies of scale.

The Board also considered the information prepared by Freeman relating to its costs and profits, as well as the benefits to be received by Freeman and its affiliates as a result of its relationship with the Balanced Fund and the Diversified Equity Fund, including Freeman's receipt of sub-advisory fees and the intangible benefits of any favorable publicity arising in connection with the Funds' performance.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the terms of the Agreements, including the fees to be received by Freeman, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Freeman to the Balanced Fund and the Diversified Equity Fund and their shareholders.


                         AHA INVESTMENT FUNDS | PAGE 44

THANK YOU

for your investment with CNI Charter
Funds. We value the trust you have
placed in us to help you achieve your
financial goals.

For more information on CNI Charter Funds, including charges and expenses, visit cnicharterfunds.com or call 1-888-889-0799 for a free prospectus.
Read it carefully before you invest or send money.

      (AMERICAN HOSPITAL ASSOCIATION LOGO)

            AHA INVESTMENT FUNDS(TM)
         SERIES OF THE CNI CHARTER FUNDS

                                                 (CNI CHARTER FUNDS(SM)(R) LOGO)

CCM Advisors, LLC is the AHA-sponsored investment advisor for the AHA Investment Program

                www.ahafunds.org                             AHA-SA-001-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            CNI Charter Funds


By (Signature and Title)*               /s/ Richard A. Weiss
                                        ----------------------------------------
                                        Richard A. Weiss, President & CEO

Date June 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Richard A. Weiss
                                        ----------------------------------------
                                        Richard A. Weiss, President & CEO

Date June 4, 2009


By (Signature and Title)*               /s/ Eric Kleinschmidt
                                        ----------------------------------------
                                        Eric Kleinschmidt, Controller and COO

Date June 4, 2009

* Print the name and title of each signing officer under his or her signature.